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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05460

AIM Treasurer’s Series Trust

(Invesco Treasurer’s Series Trust)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Karen Dunn Kelley 11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 8/31

Date of reporting period: 2/28/14

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	February 28, 2014

Investor Class

AIM Treasurer’s Series Trust

(Invesco Treasurer’s Series Trust)

Premier Portfolio

Premier U.S. Government Money Portfolio

Premier Tax-Exempt Portfolio

2	Fund Data

3	Letters to Shareholders

4	Schedule of Investments

20	Financial Statements

22	Notes to Financial Statements

28	Financial Highlights

29	Fund Expenses

An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2014, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Data

Investor Class data as of 2/28/14
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS
	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Premier	28 - 45 days	34 days	62 days	$60.8 million
Premier U.S. Government Money	26 - 43 days	31 days	55 days	20.5 million
Premier Tax-Exempt	21 - 36 days	21 days	21 days	8.6 million

Weighted average maturity (WAM) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

Investor Class shares of each Fund are offered only to certain grandfathered investors. See each Fund’s prospectus for more information.

2                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

Members of the Invesco Funds Board work continually to oversee how the Invesco Funds are performing in light of ever-changing and often unpredictable economic and market conditions. One of the ways we do this is by verifying that the teams that manage funds understand the risks associated with the investments they make in the funds they manage.

    Regardless of the type of fund in which you’re invested, be assured that the Invesco Funds Board will continue working on your behalf and on behalf of all our fund shareholders, keeping your needs and interests uppermost in our minds.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Karen Dunn Kelley

Dear Shareholders:

Throughout calendar year 2013, the US Federal Reserve (the Fed) continued its accommodative monetary policies, purchasing $40 billion in mortgage-backed securities and $45 billion in longer term Treasury securities each month as part of the third round of its quantitative easing.[1] In January 2014, the Fed began reducing, or tapering, its asset purchases.

    Throughout the reporting period, the Fed maintained its target policy rate in a range of between zero and 0.25%, committing to keep interest rates exceptionally low as long as unemployment remains above 6.5% and inflation remains below 2.5%.[1] These policies kept short-term interest rates low, creating a challenging environment for money market funds.

    Overall, moderate economic growth, low inflation and strong corporate fundamentals in 2013 created a supportive environment for fixed income credit.

    For Invesco Global Liquidity, part of Invesco Fixed Income, safety is of paramount importance in the investment process for all of our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity and yield – in that order – to our money market fund investors.

    All of us at Invesco Fixed Income are dedicated to helping our clients achieve their liquidity needs. We are also committed to excellence in customer service. If you have questions about your account, please contact one of our Invesco Global Liquidity representatives at 800 659 1005.

Sincerely,

Karen Dunn Kelley

Senior Managing Director, Investments

1	Source: US Federal Reserve

3                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

February 28, 2014

(Unaudited)

Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–41.97%(a)
Asset-Backed Securities–Consumer Receivables–5.03%
Old Line Funding, LLC(b)	0.22%	04/11/14	$92,900	$92,900,000
Old Line Funding, LLC(b)	0.23%	07/15/14	31,000	30,973,065
Old Line Funding, LLC(b)	0.18%	07/18/14	135,000	135,000,000
Salisbury Receivables Co. LLC(b)	0.18%	05/13/14	30,000	29,989,050
Sheffield Receivables Corp.(b)	0.00%	03/05/14	23,000	22,999,540
Sheffield Receivables Corp.(b)	0.18%	04/07/14	40,000	39,992,600
Sheffield Receivables Corp.(b)	0.18%	04/15/14	50,000	49,988,750
Thunder Bay Funding, LLC(b)(c)	0.22%	04/09/14	29,500	29,500,000
Thunder Bay Funding, LLC(b)	0.23%	07/15/14	12,000	11,989,573
				443,332,578

Asset-Backed Securities–Fully Supported–1.96%
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(d)	0.22%	03/19/14	35,000	34,996,150
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(d)	0.20%	06/09/14	31,000	30,982,778
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(d)	0.20%	07/14/14	15,000	14,988,750
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(d)	0.20%	08/04/14	50,000	49,956,666
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(d)	0.21%	08/06/14	41,500	41,461,751
				172,386,095

Asset-Backed Securities–Fully Supported Bank–5.47%
Alpine Securitization Corp. (CEP–Credit Suisse AG)(b)(d)	0.11%	03/11/14	38,000	37,998,839
Alpine Securitization Corp. (CEP–Credit Suisse AG)(b)(d)	0.11%	03/12/14	23,000	22,999,227
Cancara Asset Securitisation LLC (CEP–Lloyds Bank PLC)(b)(d)	0.17%	04/03/14	120,000	49,992,208
Cancara Asset Securitisation LLC (CEP–Lloyds Bank PLC)(b)(d)	0.18%	04/03/14	70,000	69,988,450
Cancara Asset Securitisation LLC (CEP–Lloyds Bank PLC)(b)(d)	0.14%	04/04/14	33,000	32,995,637
Concord Minutemen Capital Co., LLC–Series A, (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.21%	03/04/14	55,000	54,999,037
Crown Point Capital Co., LLC; Series A, (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.21%	03/06/14	14,000	13,999,592
Crown Point Capital Co., LLC; Series A, (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.20%	03/14/14	6,000	5,999,567
Gotham Funding Corp. (CEP–Bank of Tokyo–Mitsubishi UFJ, Ltd. (The))(b)(d)	0.18%	03/03/14	40,000	39,999,600
Govco LLC (CEP–Citibank NA)(b)	0.12%	03/13/14	19,000	18,999,240
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.21%	03/05/14	28,000	27,999,347
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.20%	03/11/14	35,000	34,998,055
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.20%	03/14/14	11,000	10,999,206
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.20%	04/11/14	15,000	14,996,583
Ridgefield Funding Co. LLC (CEP–BNP Paribas, S.A.)(b)(d)	0.28%	11/05/14	45,000	44,993,802
				481,958,390

Asset-Backed Securities–Multi-Purpose–7.43%
Atlantic Asset Securitization LLC(b)(d)	0.18%	08/06/14	46,000	46,000,000
Chariot Funding, LLC(b)	0.24%	04/01/14	35,000	34,992,767
Chariot Funding, LLC(b)(d)	0.23%	05/01/14	25,000	24,990,257
Chariot Funding, LLC(b)	0.23%	05/13/14	50,000	49,976,680
Chariot Funding, LLC(b)	0.23%	06/11/14	50,000	49,967,416
Chariot Funding, LLC(b)	0.22%	08/04/14	25,000	24,976,167
Jupiter Securitization Co. LLC(b)	0.24%	03/06/14	25,000	24,999,167
Jupiter Securitization Co. LLC(b)	0.23%	03/18/14	15,000	14,998,371

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Asset-Backed Securities–Multi-Purpose–(continued)
Jupiter Securitization Co. LLC(b)	0.24%	03/25/14	$25,000	$24,996,000
Jupiter Securitization Co. LLC(b)	0.24%	04/02/14	10,000	9,997,867
Jupiter Securitization Co. LLC(b)	0.23%	04/03/14	23,000	22,995,151
Jupiter Securitization Co. LLC(b)	0.23%	05/06/14	50,000	49,978,917
Jupiter Securitization Co. LLC(b)	0.23%	06/03/14	15,000	14,990,992
Jupiter Securitization Co. LLC(b)	0.22%	07/15/14	6,000	5,995,013
Mont Blanc Capital Corp.(b)(d)	0.19%	05/07/14	50,000	49,982,319
Nieuw Amsterdam Receivables Corp.(b)(d)	0.14%	04/04/14	30,000	29,996,033
Regency Markets No. 1 LLC(b)(d)	0.13%	03/06/14	23,794	23,793,570
Regency Markets No. 1 LLC(b)(d)	0.14%	03/10/14	18,000	17,999,370
Regency Markets No. 1 LLC(b)(d)	0.14%	03/14/14	32,951	32,949,334
Regency Markets No. 1 LLC(b)(d)	0.14%	03/20/14	75,000	74,994,458
Scaldis Capital LLC(b)(d)	0.13%	03/20/14	25,000	24,998,285
				654,568,134

Asset-Backed Securities–Trade Receivables–0.74%
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(d)	0.17%	04/04/14	65,000	64,989,564

Automobile Manufacturers–0.51%
BMW US Capital LLC(b)(d)	0.04%	03/03/14	45,000	44,999,900

Consumer Finance–0.51%
Toyota Motor Credit Corp.(d)	0.25%	09/30/14	45,000	44,933,438

Diversified Banks–14.48%
Australia & New Zealand Banking Group, Ltd.(b)(d)	0.16%	05/27/14	33,000	33,000,000
Barclays Bank PLC(b)(c)	0.49%	07/31/14	90,000	90,000,000
Barton Capital LLC(b)	0.18%	11/17/14	25,000	25,000,000
BNP Paribas Finance Inc.(d)	0.20%	05/06/14	48,000	47,982,400
BNZ International Funding Ltd.(b)(d)	0.16%	04/07/14	31,000	30,994,902
BNZ International Funding Ltd.(b)(d)	0.21%	08/26/14	15,000	14,984,425
Collateralized Commercial Paper Co., LLC	0.30%	03/07/14	60,000	59,997,000
Collateralized Commercial Paper Co., LLC	0.30%	08/18/14	75,000	74,893,750
Collateralized Commercial Paper II Co., LLC(b)	0.40%	08/05/14	50,000	49,912,778
Dexia Credit Local S.A.(d)	0.22%	06/17/14	33,000	32,978,220
Dexia Credit Local S.A.(d)	0.24%	07/07/14	44,000	43,962,453
Dexia Credit Local S.A.(d)	0.24%	08/19/14	24,000	23,972,640
ING (US) Funding LLC(d)	0.19%	03/03/14	15,000	14,999,842
ING (US) Funding LLC(d)	0.20%	03/03/14	20,000	19,999,778
ING (US) Funding LLC(d)	0.22%	03/03/14	20,000	19,999,755
Landesbank Hessen-Thueringen Girozentrale(b)(d)	0.12%	03/13/14	23,000	22,999,080
Lloyds Bank PLC(d)	0.08%	03/05/14	55,000	54,999,542
Mizuho Funding, LLC(b)(d)	0.23%	05/06/14	65,000	64,972,592
National Australia Funding Delaware Inc.(b)(d)	0.19%	06/03/14	25,000	24,987,597
National Australia Funding Delaware Inc.(b)(d)	0.20%	07/07/14	12,000	11,991,467
Natixis US Finance Co., LLC(d)	0.12%	03/05/14	33,000	32,999,560
Oversea-Chinese Banking Corp. Ltd.(d)	0.20%	03/10/14	33,000	32,998,350
Oversea-Chinese Banking Corp. Ltd.(d)	0.18%	04/03/14	40,000	39,993,400
PNC Bank, N.A.	0.25%	04/23/14	10,000	10,000,000
PNC Bank, N.A.	0.28%	10/06/14	12,000	12,000,000
Rabobank USA Financial Corp.(d)	0.17%	03/17/14	51,000	50,996,147

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks–(continued)
Rabobank USA Financial Corp.(d)	0.21%	04/03/14	$51,000	$50,990,182
Societe Generale North America, Inc.(d)	0.19%	03/03/14	50,000	49,999,472
Societe Generale North America, Inc.(d)	0.09%	03/10/14	51,000	50,998,916
Societe Generale North America, Inc.(d)	0.23%	05/02/14	57,000	56,977,422
Societe Generale North America, Inc.(d)	0.23%	05/05/14	68,000	67,971,761
Standard Chartered Bank(b)(d)	0.19%	05/06/14	32,000	31,988,853
Standard Chartered Bank(b)(d)	0.19%	05/08/14	25,000	24,991,028
				1,275,533,312

Other Diversified Financial Services–0.87%
General Electric Capital Corp.	0.20%	08/06/14	32,000	31,971,911
General Electric Capital Corp.	0.20%	03/10/14	30,000	29,998,500
General Electric Capital Corp.	0.21%	10/08/14	15,000	14,980,663
				76,951,074

Pharmaceuticals–0.20%
Sanofi S.A.(b)(d)	0.09%	03/21/14	18,000	17,999,100

Regional Banks–3.38%
Banque et Caisse d’Epargne de l’Etat(d)	0.00%	03/27/14	25,000	24,997,833
Banque et Caisse d’Epargne de l’Etat(d)	0.12%	03/27/14	25,000	24,997,834
Mitsubishi UFJ Trust & Banking Corp.(b)(d)	0.23%	05/02/14	35,000	34,986,136
Mitsubishi UFJ Trust & Banking Corp.(b)(d)	0.24%	07/28/14	28,000	27,972,187
Sumitomo Mitsui Banking Corp.(b)(d)	0.24%	05/22/14	70,000	69,961,733
Sumitomo Mitsui Banking Corp.(b)(d)	0.25%	08/05/14	24,000	23,973,833
Sumitomo Mitsui Trust Bank Ltd.(b)(c)	0.14%	03/05/14	45,000	44,999,300
Sumitomo Mitsui Trust Bank Ltd.(b)(d)	0.14%	03/07/14	22,000	21,999,505
Sumitomo Mitsui Trust Bank Ltd.(b)(d)	0.16%	04/07/14	24,000	23,996,053
				297,884,414

Soft Drinks–0.96%
Coca-Cola Co. (The)(b)	0.17%	04/04/14	40,000	39,993,578
Coca-Cola Co. (The)(b)	0.16%	04/08/14	25,000	24,995,778
Coca-Cola Co. (The)(b)	0.18%	04/08/14	10,000	9,998,100
Coca-Cola Co. (The)(b)	0.18%	05/06/14	10,000	9,996,700
				84,984,156

Specialized Finance–0.43%
CDP Financial Inc.(b)(d)	0.18%	05/12/14	25,000	24,991,000
CDP Financial Inc.(b)(d)	0.19%	08/05/14	13,000	12,989,228
				37,980,228
Total Commercial Paper (Cost $3,698,500,383)				3,698,500,383

Certificates of Deposit–28.21%
Australia & New Zealand Banking Group, Ltd.(d)	0.17%	08/01/14	24,000	24,000,000
Bank of Montreal(d)	0.21%	08/06/14	100,000	100,000,000
Bank of Montreal(d)	0.17%	03/05/14	35,000	35,000,000
Bank of Nova Scotia(c)(d)	0.17%	04/10/14	51,300	51,299,718
Bank of Nova Scotia(d)	0.21%	04/03/14	90,000	90,000,000
Bank of Nova Scotia(c)(d)	0.34%	02/27/15	42,000	42,000,000
Bank of Nova Scotia(c)(d)	0.30%	08/06/14	50,000	50,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Bank of Scotland(d)	0.06%	03/03/14	$150,000	$150,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.21%	05/22/14	15,000	15,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.17%	03/03/14	125,000	125,000,000
Barclays Bank PLC(c)(d)	0.25%	03/11/14	50,000	50,000,000
Barclays Bank PLC(c)(d)	0.25%	06/17/14	100,000	100,000,000
Commonwealth Bank of Australia(d)	0.22%	05/06/14	100,000	100,000,916
Credit Agricole Corporate & Investment Bank(d)	0.11%	03/05/14	141,000	141,000,000
Mizuho Bank Ltd.(d)	0.22%	05/06/14	40,000	40,000,000
Mizuho Bank Ltd.(d)	0.21%	04/15/14	22,000	22,000,000
Mizuho Bank Ltd.(d)	0.23%	04/02/14	100,000	100,000,000
Nationwide Building Society(d)	0.21%	04/09/14	50,000	49,988,633
Natixis(c)(d)	0.32%	06/25/14	130,000	130,000,000
Nordea Bank Finland PLC(d)	0.17%	03/06/14	50,000	50,000,000
Norinchukin Bank (The)(c)(d)	0.24%	07/09/14	68,000	68,000,000
Norinchukin Bank (The)(d)	0.25%	08/08/14	19,000	19,000,000
Norinchukin Bank (The)(d)	0.14%	03/06/14	25,000	25,000,000
Oversea-Chinese Banking Corp. Ltd.(d)	0.19%	04/02/14	37,000	37,000,000
Oversea-Chinese Banking Corp. Ltd.(d)	0.18%	04/09/14	48,000	48,000,000
Royal Bank of Canada(c)(d)	0.33%	03/04/15	100,000	100,000,000
Skandinaviska Enskilda Banken AB(d)	0.06%	03/03/14	210,000	210,000,000
Societe Generale (France)(c)(d)	0.23%	11/13/14	22,400	22,400,000
Sumitomo Mitsui Banking Corp.(d)	0.25%	05/19/14	20,000	20,000,000
Sumitomo Mitsui Banking Corp.(d)	0.21%	04/02/14	100,000	100,000,000
Sumitomo Mitsui Banking Corp.(d)	0.25%	07/14/14	12,000	12,000,000
Swedbank AB(d)	0.06%	03/04/14	45,000	45,000,000
Swedbank AB(d)	0.07%	03/04/14	47,000	47,000,000
Toronto-Dominion Bank(d)	0.11%	03/11/14	23,000	23,000,000
Toronto-Dominion Bank(d)	0.22%	03/03/14	30,000	30,000,000
Toronto-Dominion Bank(d)	0.20%	07/28/14	14,000	14,000,000
Wells Fargo Bank, N.A.(c)	0.17%	06/02/14	150,000	150,000,000
Wells Fargo Bank, N.A.(c)	0.17%	05/02/14	50,000	50,000,000
Total Certificates of Deposit (Cost $2,485,689,267)				2,485,689,267

Variable Rate Demand Notes–5.76%(e)
Credit Enhanced–5.76%
Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.16%	10/01/33	2,500	2,500,000
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County); Series 2009 C, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	11/01/38	20,400	20,400,000
Carson (City of), Nevada (Carson-Tahoe Hospital); Series 2003 B, Hospital RB (LOC–U.S. Bank, N.A.)(f)	0.04%	09/01/33	1,900	1,900,000
East Point (City of), Georgia Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP–FHLMC)(g)	0.05%	07/01/37	8,100	8,100,000
Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.03%	05/15/31	2,000	2,000,000
Franklin (County of), Georgia Industrial Building Authority (Fieldale Farms Corp.); Series 2004, VRD Taxable IDR (LOC–Rabobank Nederland)(d)(f)	0.12%	09/01/14	6,600	6,600,000
Gainesville (City of) & Hall (County of), Georgia Development Authority (Fieldale Farms Corp.); Series 2006, VRD Taxable IDR (LOC–Rabobank Nederland)(d)(f)	0.12%	03/01/21	5,700	5,700,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	01/01/16	2,900	2,900,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Illinois (State of) Finance Authority (North Park University); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	07/01/35	$17,600	$17,600,000
Illinois (State of) Finance Authority (Providence-St. Mel School); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	06/01/37	7,975	7,975,000
Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.03%	02/01/24	3,000	3,000,000
Indiana (State of) Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	02/01/39	2,700	2,700,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 G, Ref. VRD Health System RB (LOC–Wells Fargo Bank N.A.)(f)	0.03%	09/01/48	8,000	8,000,000
Iowa (State of) Finance Authority (Windsor on the River, LLC); Series 2007 A, VRD MFH RB (LOC–PNC Bank, N.A.)(f)(g)	0.06%	05/01/42	14,500	14,500,000
Kansas (State of) Development Finance Authority (Oak Ridge Park Phase I Apartments); Series 2009 D, Ref. VRD MFH RB (CEP–FHLMC)(g)	0.05%	04/01/44	2,200	2,200,000
Lincoln (County of), Wyoming (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	11/01/24	3,000	3,000,000
Luzerne (County of), Pennsylvania; Series 2004, VRD Unlimited Tax GO Bonds (LOC–PNC Bank, N.A.)(f)	0.05%	11/01/14	1,675	1,675,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	10/15/38	18,234	18,234,000
Minneapolis & St. Paul (City of) Housing & Redevelopment Authority (Allina Health System); Series 2009 C, Ref. VRD Health Care RB (LOC–Wells Fargo Bank, N.A.)(f)	0.03%	11/15/35	13,300	13,300,000
Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)(g)	0.05%	12/15/29	4,350	4,350,000
Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	10/01/33	10,425	10,425,000
Montgomery (County of), Ohio (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(f)	0.04%	05/01/26	8,600	8,600,000
New Jersey (State of) Transportation Trust Fund Authority; Series 2009 C, VRD Transportation System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.03%	06/15/32	55,360	55,360,000
New Jersey (State of) Turnpike Authority; Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	01/01/24	3,500	3,500,000
New York (State of) Dormitory Authority (The New York Public Library); Series 1999, Ref. VRD RB (LOC–TD Bank N.A.)(f)	0.02%	07/01/28	22,270	22,270,000
New York (State of) Housing Finance Agency (8 East 102nd Street Housing); Series 2010 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.02%	05/01/44	76,790	76,790,000
New York (State of) Housing Finance Agency (Gotham West Housing); Series 2012 A-1, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	05/01/45	45,100	45,100,000
Oregon (State of) Facilities Authority (Peace Health); Series 2008 A, Ref. VRD RB (LOC–U.S. Bank N.A.)(f)	0.03%	08/01/34	61,875	61,875,000
Palm Beach (County of), Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(f)	0.04%	07/01/32	9,700	9,700,000
Southfield (City of), Michigan Economic Development Corp. (Lawrence Technological University); Series 2001, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	10/01/31	5,405	5,405,000
Virginia (State of) Small Business Financing Authority (Virginia Museum of Fine Arts Foundation); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	08/01/35	4,000	4,000,000
Washington (State of) Housing Finance Commission (Panorama City); Series 1997, Ref. VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	01/01/27	4,550	4,550,000
Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	04/01/43	13,000	13,000,000
Westmoreland (County of), Pennsylvania Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC–PNC Bank, N.A.)(f)	0.04%	07/01/27	10,820	10,820,000
Williamstown (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2008 A, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.04%	07/01/38	3,445	3,445,000
Wisconsin (State of) Health & Educational Facilities Authority (Concordia University of Wisconsin, Inc.); Series 2009, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	05/01/39	3,725	3,725,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Lawrence University of Wisconsin); Series 2009, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	02/01/39	$3,580	$3,580,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	05/01/30	18,640	18,640,000
Total Variable Rate Demand Notes (Cost $507,419,000)				507,419,000

Medium-Term Notes–3.80%
Royal Bank of Canada, Sr. Unsec. Medium-Term Notes(b)(c)(d)	0.40%	02/27/15	100,000	100,000,658
Wells Fargo Bank, N.A., Sr. Unsec. Medium-Term Notes(c)	0.32%	03/20/15	60,000	60,000,000
Unsec. Medium-Term Notes(c)	0.34%	03/20/15	100,000	100,000,000
Westpac Banking Corp. Sr. Unsec. Medium-Term Notes(b)(c)(d)	0.39%	03/06/15	75,000	75,000,000
Total Medium-Term Notes (Cost $335,000,658)				335,000,658
TOTAL INVESTMENTS (excluding Repurchase Agreements)–79.74% (Cost $7,026,609,308)				7,026,609,308

			Repurchase Amount
Repurchase Agreements–20.24%(h)
BNP Paribas Securities Corp., Open agreement dated 11/29/12 (collateralized by Asset-backed securities valued at $52,500,000; 0.41%-0.99%, 04/25/40-04/25/46)(d)(i)	0.16%	—	—	50,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 02/28/14, aggregate maturing value of $750,003,125 (collateralized by U.S. Treasury obligations valued at $765,000,004; 0.63%-10.63%, 08/15/15-02/15/43)	0.05%	03/03/14	176,365,343	176,364,608
Credit Suisse Securities (USA) LLC, Agreement dated 02/28/14, maturing value of $45,000,600 (collateralized by Corporate obligations valued at $47,252,780; 4.13%-8.50%, 04/01/15-12/19/23)(d)	0.16%	03/03/14	45,000,600	45,000,000
Credit Suisse Securities (USA) LLC, Open agreement dated 04/25/13 (collateralized by Asset-backed securities & Mortgage-backed securities valued at $175,950,062; 0%-38.67%, 11/15/25-06/10/49)(d)(i)	0.56%	—	—	160,000,000
Deutsche Bank Securities Inc., Joint agreement dated 02/28/14, aggregate maturing value of $400,001,667 (collateralized by U.S. Treasury obligations valued at $408,000,017; 0.13%-3.88%, 08/31/14-08/15/40)	0.05%	03/03/14	200,000,834	200,000,000
Federal Reserve Bank of New York, Agreement dated 02/28/14, maturing value of $250,001,042 (collateralized by U.S. Treasury obligation valued at $250,001,129; 3.88%, 05/15/18)	0.05%	03/03/14	250,001,042	250,000,000
ING Financial Markets, LLC, Joint agreement dated 02/28/14, aggregate maturing value $550,002,750 (collateralized by U.S. Government sponsored agency obligations valued at $561,000,090; 2.04%-4.50%, 06/01/25-09/01/43)	0.06%	03/03/14	350,001,750	350,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/26/14, maturing value $122,095,092 (collateralized by Asset-backed securities, Mortgage-backed securities & Sovereign debt valued at $133,950,923; 0%-6.92%, 10/30/20-08/15/56)(j)	0.46%	04/28/14	122,095,092	122,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/28/14, maturing value $150,074,375 (collateralized by Asset-backed securities, Mortgage-backed securities & Corporate obligations valued at $164,272,043; 0%-6.75%, 05/10/14-05/25/52)	0.51%	04/04/14	150,074,375	150,000,000
RBC Capital Markets Corp., Joint Term agreement dated 01/31/14, aggregate maturing value $200,045,000 (collateralized by U.S. Government sponsored agency obligations valued at $204,000,001; 3.50%, 04/01/32-10/20/42)(j)	0.09%	05/01/14	50,011,250	50,000,000
RBC Capital Markets Corp., Term agreement dated 02/03/14, maturing value $100,068,250 (collateralized by Corporate & Municipal obligations valued at $105,000,000; 0%-8.36%, 05/09/16-04/01/49)(d)(j)	0.27%	05/05/14	100,068,250	100,000,000
RBC Capital Markets Corp., Term agreement dated 12/12/13, maturing value $130,084,500 (collateralized by Corporate obligations valued at $136,500,001; 0.51%-11.00%, 03/17/14-02/01/44)(d)(j)	0.26%	03/12/14	130,084,500	130,000,000
Total Repurchase Agreements (Cost $1,783,364,608)				1,783,364,608
TOTAL INVESTMENTS(k)(l)–99.98% (Cost $8,809,973,916)				8,809,973,916
OTHER ASSETS LESS LIABILITIES–0.02%				1,427,826
NET ASSETS–100.00%				$8,811,401,742

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2014 was $2,851,910,272, which represented 32.37% of the Fund’s Net Assets.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2014.
(d)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 11.4%; United Kingdom: 11.3%; Canada: 10.3%; France: 8.9%; other countries less than 5% each: 17.4%.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2014.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Security subject to the alternative minimum tax.
(h)	Principal amount equals value at period end. See Note 1H.
(i)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(j)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(k)	Also represents cost for federal income tax purposes.
(l)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Wells Fargo Bank, N.A.	5.8%

Portfolio Composition by Maturity

In days, as of 2/28/14
1-7	40.4%
8-30	7.2
31-60	17.0
61-90	12.4
91-180	16.7
181+	6.3

The	number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

February 28, 2014

(Unaudited)

Premier U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–53.61%
Federal Farm Credit Bank (FFCB)–2.06%
Unsec. Bonds(a)	0.13%	01/13/15	$20,000	$19,998,258
Unsec. Disc. Notes(b)	0.14%	08/20/14	10,000	9,993,311
				29,991,569

Federal Home Loan Bank (FHLB)–32.48%
Unsec. Bonds	0.14%	11/21/14	25,000	24,996,897
Unsec. Bonds	0.13%	04/11/14	15,000	14,999,246
Unsec. Bonds	0.12%	05/27/14	15,000	14,999,614
Unsec. Disc. Notes(b)	0.09%	04/02/14	25,000	24,998,111
Unsec. Disc. Notes(b)	0.10%	04/04/14	30,000	29,997,279
Unsec. Disc. Notes(b)	0.09%	04/09/14	23,351	23,348,723
Unsec. Disc. Notes(b)	0.09%	04/11/14	25,000	24,997,438
Unsec. Disc. Notes(b)	0.07%	04/25/14	21,400	21,397,711
Unsec. Disc. Notes(b)	0.08%	04/30/14	25,000	24,996,875
Unsec. Disc. Notes(b)	0.17%	05/01/14	20,000	19,994,239
Unsec. Disc. Notes(b)	0.10%	05/02/14	15,000	14,997,417
Unsec. Disc. Notes(b)	0.11%	05/14/14	15,000	14,996,608
Unsec. Disc. Notes(b)	0.11%	05/16/14	12,600	12,597,074
Unsec. Disc. Notes(b)	0.13%	05/28/14	5,000	4,998,472
Unsec. Disc. Notes(b)	0.14%	06/16/14	15,000	15,000,000
Unsec. Disc. Notes(b)	0.12%	07/02/14	15,000	14,993,850
Unsec. Disc. Notes(b)	0.10%	08/12/14	20,000	20,000,000
Unsec. Disc. Notes(b)	0.13%	10/30/14	15,000	14,997,836
Unsec. Disc. Notes(b)	0.13%	09/08/15	25,000	24,994,283
Unsec. Global Bonds	0.06%	03/20/14	25,000	24,999,798
Unsec. Global Bonds	0.06%	04/02/14	25,000	24,999,375
Unsec. Global Bonds(a)	0.10%	04/25/14	15,000	15,000,000
Unsec. Global Notes(a)	0.14%	04/04/14	20,000	19,999,716
Unsec. Global Notes(a)	0.09%	04/28/14	15,000	15,000,000
Unsec. Global Notes(a)	0.20%	08/19/15	10,000	9,997,025
				472,297,587

Federal Home Loan Mortgage Corp. (FHLMC)–9.99%
Disc. Notes(b)	0.01%	03/03/14	14,935	14,935,340
Disc. Notes(b)	0.07%	05/08/14	25,000	24,996,694
Unsec. Disc. Notes(b)	0.11%	05/22/14	15,000	14,996,242
Unsec. Disc. Notes(b)	0.09%	06/18/14	15,000	14,995,913
Unsec. Disc. Notes(b)	0.11%	04/07/14	10,000	9,998,921
Unsec. Disc. Notes(b)	0.11%	04/08/14	18,000	17,998,005
Unsec. Disc. Notes(b)	0.07%	04/28/14	13,534	13,532,474
Unsec. Disc. Notes(b)	0.12%	05/27/14	15,000	14,995,650
Series M006, Class A, Taxable VRD MFH Ctfs.(a)(c)	0.24%	10/15/45	18,778	18,778,445
				145,227,684

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal National Mortgage Association (FNMA)–7.60%
Unsec. Disc. Notes(b)	0.90%	04/02/14	$25,000	$24,998,111
Unsec. Disc. Notes(b)	0.13%	06/20/14	15,000	15,002,467
Unsec. Disc. Notes(b)	0.88%	08/28/14	15,000	15,055,965
Unsec. Disc. Notes(b)	0.33%	0811/14	15,000	15,017,593
Unsec. Disc. Notes(b)	0.05%	04/16/14	22,000	21,998,602
Unsec. Global Notes(a)	0.43%	03/07/14	18,500	18,500,555
				110,573,293

Overseas Private Investment Corp. (OPIC)–1.48%
Gtd. VRD COP Bonds(c)	0.11%	03/15/19	1,750	1,750,000
Gtd. VRD COP Bonds(c)	0.12%	12/15/19	19,780	19,780,000
				21,530,000
TOTAL INVESTMENTS (excluding Repurchase Agreements)–53.61% (Cost $779,620,133)				779,620,133

			Repurchase Amount
Repurchase Agreements–48.10%(d)
Barclays Capital Inc., Agreement dated 02/28/14, maturing value of $4,000,017 (collateralized by U.S. Government sponsored agency obligation valued at $4,080,000; 0%-5.36%, 05/12/14-11/24/17)	0.05%	03/03/14	4,000,017	4,000,000
Barclays Capital Inc., Joint term agreement dated 02/28/14, aggregate maturing value $400,003,889 (collateralized by U.S. Government sponsored agency obligations valued at $408,001,043; 0%-4.70%, 10/09/19-07/15/33)(e)	0.05%	03/07/14	100,000,972	100,000,000
BMO Capital Markets Corp., Joint agreement date 02/28/14, aggregate maturing value of $250,001,250 (collateralized by U.S. Government sponsored & U.S. Treasury obligations valued at $255,000,583; 0%-10.70%, 03/13/14-11/15/43)	0.06%	03/03/14	150,000,750	150,000,000
BNP Paribas Securities Corp., Joint agreement dated 02/28/14, aggregate maturing value $500,002,500 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,052; 0%-6.63%, 03/28/14-11/15/30)	0.06%	03/03/14	100,000,500	100,000,000
Citigroup Global Markets Inc., Joint agreement dated 02/28/14, aggregate maturing value $250,001,250 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $255,000,001; 0%-6.24%, 04/15/14-07/15/45)	0.06%	03/03/14	50,000,250	50,000,000
Citigroup Global Markets Inc., Joint open agreement dated 02/03/14 (collateralized by U.S. Treasury obligations valued at $255,000,099; 0.25%-9.88%, 11/30/14-07/15/23)(f)	0.04%	—	—	50,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 02/28/14, aggregate maturing value of $750,003,125 (collateralized by U.S. Treasury obligations valued at $765,000,004; 0.63%-10.63%, 08/15/15-02/15/43)	0.05%	03/03/14	41,811,228	41,811,054
Deutsche Bank Securities Inc., Agreement dated 02/28/14, aggregate maturing value of $3,685,808 (collateralized by U.S. Treasury obligation valued at $3,759,559; 2.75%, 02/15/24)	0.05%	03/03/14	3,685,808	3,685,793
Deutsche Bank Securities Inc., Joint term agreement dated 01/06/14, aggregate maturing value of $350,061,931 (collateralized by U.S. Government sponsored agency obligations valued at $357,000,315; 0%-9.80%, 04/11/14-04/17/36)(e)	0.07%	04/07/14	50,008,847	50,000,000
Goldman, Sachs & Co., Joint term agreement dated 02/18/14, aggregate maturing value of $1,100,045,833 (collateralized by U.S. Treasury obligations valued at $1,122,000,012; 0.13%-2.38%, 04/15/16-01/15/26)(e)	0.05%	03/20/14	50,002,083	50,000,000
HSBC Securities (USA) Inc., Joint term agreement dated 02/25/14, aggregate maturing value of $1,000,007,778 (collateralized by U.S. Treasury obligations valued at $1,020,001,335; 0.25%-5.13%, 06/30/14-11/15/43)(e)	0.04%	03/04/14	50,000,389	50,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Merrill Lynch Pierce Fenner & Smith, Inc., Joint term agreement dated 02/25/14, aggregate maturing value $350,002,042 (collateralized by U.S. Government sponsored & U.S. Treasury obligations valued at $357,000,016; 0.00%-6.25%, 03/15/14-09/15/39)(e)	0.03%	03/04/14	$50,000,292	$50,000,000
Total Repurchase Agreements (Cost $699,496,847)				699,496,847
TOTAL INVESTMENTS(g)(h)–101.71% (Cost $1,479,116,980)				1,479,116,980
OTHER ASSETS LESS LIABILITIES–(1.71)%				(24,911,869)
NET ASSETS–100.00%				$1,454,205,111

Investment Abbreviations:

COP	– Certificates of Participation
Ctfs.	– Certificates
Disc.	– Discounted
MFH	– Multi-Family Housing
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2014.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2014.
(d)	Principal amount equals value at period end. See Note 1H.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Either party may terminate the agreement upond demand. Interest rates, principal amount and collateral are redetermined daily.
(g)	Also represents cost for federal income tax purposes.
(h)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities:	Percentage
Federal Home Loan Banks	31.9%
Federal Nation Mortgage Association	7.5
Federal Home Loan Mortgage Corp.	7.1

Portfolio Composition by Maturity

In days, as of 2/28/14
1-7	52.8%
8-30	1.7
31-60	20.3
61-90	10.9
91-180	7.0
181+	7.3

The	number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

February 28, 2014

(Unaudited)

Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–97.69%
Alabama–4.55%
Oxford (City of); Series 2003, VRD Unlimited Tax GO Wts. (LOC–Branch Banking & Trust Co.)(a)(b)	0.05%	07/01/15	$545	$545,000
Tuscaloosa (County of) Industrial Development Authority (Hunt Refining Co.); Series 2011 J, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.04%	04/01/28	7,000	7,000,000
				7,545,000

Colorado–4.91%
Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.14%	02/01/31	2,125	2,125,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.14%	07/01/34	1,275	1,275,000
Colorado (State of) Educational & Cultural Facilities Authority (Shambhala Mountain Center); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.14%	06/01/30	2,900	2,900,000
Colorado (State of) Health Facilities Authority (Arapahoe House); Series 2004 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.14%	04/01/24	1,200	1,200,000
Gateway Regional Metropolitan District; Series 2008, Ref. & Improvement VRD Limited Tax GO Bonds (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.14%	12/01/37	640	640,000
				8,140,000

District of Columbia–3.19%
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	04/01/38	4,000	4,000,000
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.20%	01/01/29	1,292	1,292,000
				5,292,000

Florida–2.50%
Florida (State of) Housing Finance Corp. (Lighthouse Bay Apartments); Series 2002 N-1, Ref. VRD MFH Mortgage RB (CEP–FHLMC)(a)	0.02%	11/01/32	3,100	3,100,000
Jacksonville (City of) (Edward Waters College, Inc.); Series 2001, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.14%	10/01/21	1,045	1,045,000
				4,145,000

Georgia–5.79%
Atlanta (City of) Housing Authority (Villages of East Lake Phase II); Series 1999, VRD MFH RB (LOC–Bank of America, N.A.)(a)(b)(d)(e)	0.13%	01/01/29	1,600	1,600,000
DeKalb (County of) Development Authority (Atlanta Jewish Federation, Inc.); Series 1996, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.14%	08/01/21	300	300,000
Fulton (County of) Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.14%	01/01/20	1,400	1,400,000
Gainesville (City of) & Hall (County of) Development Authority (Squirrel Creek Basin); Series 2002, Ref. VRD RB (LOC–Rabobank Nederland)(a)(b)(c)(e)	0.09%	08/01/27	1,000	1,000,000
Gwinnett (County of) Development Authority (Pak-Lite, Inc.); Series 2004, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(e)	0.19%	05/01/24	540	540,000
Gwinnett (County of) Development Authority (Price Cos., Inc.); Series 1998, VRD IDR (LOC–Bank of America, N.A.)(a)(b)(d)(e)	0.26%	12/01/18	500	500,000
Gwinnett (County of) Development Authority (Providence Christian Academy, Inc.); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.26%	09/01/19	600	600,000
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.14%	09/01/20	3,000	3,000,000
Smyrna (City of) Hospital Authority (Ridgeview Institute Inc.); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.14%	11/01/27	660	660,000
				9,600,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–2.03%
Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(d)	0.14%	06/01/17	$816	$816,000
Illinois (State of) Finance Authority (The Teachers Academy for Mathematics & Science); Series 2001, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.14%	02/01/21	1,305	1,305,000
Romeoville (Village of) (Metropolitan Industries, Inc.); Series 1997, VRD IDR (LOC–BMO Harris N.A.)(a)(b)(e)	0.13%	04/01/22	1,250	1,250,000
				3,371,000

Indiana–8.16%
Burns Harbor (Town of) (Dennen Steel Corp.); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(a)(b)(e)	0.25%	12/01/23	550	550,000
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.14%	08/01/37	850	850,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 G, Ref. VRD Health System RB (LOC–Wells Fargo Bank N.A.)(a)(b)	0.03%	09/01/48	6,000	6,000,000
Knox (City of) (J.W. Hicks, Inc.); Series 2005 A, VRD Economic Development RB (LOC–BMO Harris N.A.)(a)(b)(e)	0.13%	03/01/22	2,565	2,565,000
La Porte (City of) (Alpha Baking Co., Inc.); Series 2001, Ref. VRD Economic Development RB (LOC–BMO Harris N.A.)(a)(b)(e)	0.13%	11/01/18	2,130	2,130,000
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.14%	10/01/19	1,450	1,450,000
				13,545,000

Iowa–0.88%
Iowa (State of) Finance Authority (Powerfilm, Inc.); Series 2007, VRD IDR (LOC–Bank of America, N.A.)(a)(b)(e)	0.21%	06/01/28	800	800,000
Iowa (State of) Higher Education Loan Authority (Private Education Working Capital Loan Program-Morningside College); Series 2013 C, RAN (LOC-U.S. Bank N.A.)(b)	2.00%	05/15/14	650	652,330
				1,452,330

Kansas–0.82%
Wichita (City of); Series 2011 D, Ref. Unlimited Tax GO Bonds	4.00%	09/01/14	1,330	1,355,367

Louisiana–1.20%
Calcasieu (Parish of) Public Trust Authority (WPT Corp.); Series 1997, VRD Solid Waste Disposal RB (LOC–Bank of America, N.A.)(a)(b)(e)	0.08%	12/01/27	2,000	2,000,000

Maryland–3.76%
Baltimore (County of) (Metropolitan District); Series 2012, Ref. Unlimited Tax GO Bonds	4.00%	08/01/14	3,265	3,317,211
Maryland (State of) (State & Local Facilities Loan of 2009); First Series 2009 A, Unlimited Tax GO Bonds	2.00%	03/01/14	725	725,000
Montgomery (County of); Series 2006 A, Consolidated Public Improvement Unlimited Tax GO Bonds	5.00%	05/01/14	2,175	2,192,403
				6,234,614

Massachusetts–4.06%
Massachusetts (State of) Development Finance Agency (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.03%	07/01/38	6,000	6,000,000
Massachusetts (State of) Development Finance Agency (Kayem Foods, Inc.); Series 2001, VRD IDR (LOC–Bank of America, N.A.)(a)(b)(e)	0.21%	05/01/16	735	735,000
				6,735,000

Michigan–0.77%
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.04%	10/15/38	1,026	1,026,000
Michigan (State of) Housing Development Authority (Berrien Woods III Apartments); Series 2000 B, VRD Limited Obligation MFH RB (LOC–FHLB of Indianapolis)(a)(b)(e)	0.29%	07/01/32	250	250,000
				1,276,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–1.93%
Coon Rapids (City of) (The Health Central System); Series 1985, VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.05%	08/01/15	$1,300	$1,300,000
Minneapolis (City of); Series 2013, Ref. Library Referendum Unlimited Tax GO Bonds	1.00%	12/01/14	1,885	1,896,767
				3,196,767

Missouri–5.72%
Missouri (State of) Development Finance Board (Center of Creative Arts); Series 2004, VRD Cultural Facilities RB (LOC–PNC Bank, N.A.)(a)(b)	0.06%	07/01/24	620	620,000
Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD RB (LOC–FHLB of Chicago)(a)(b)	0.07%	08/01/38	2,745	2,745,000
Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC–FHLB of Des Moines)(a)(b)	0.14%	12/01/19	2,130	2,130,000
St. Louis (City of) Industrial Development Authority (St. Louis Art Museum); Series 2009 B, VRD Cultural Facilities RB (LOC–U.S. Bank, N.A.)(a)(b)	0.04%	12/01/40	4,000	4,000,000
				9,495,000

Nebraska–1.20%
Douglas (County of) Hospital Authority No. 2 (Children’s Hospital Obligated Group); Series 2008 A, Ref. VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(a)(b)	0.04%	08/15/32	1,000	1,000,000
Lancaster (County of) Hospital Authority No. 1 (BryanLGH Medical Center); Series 2008 B-1, Ref. VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.04%	06/01/31	1,000	1,000,000
				2,000,000

Nevada–2.95%
Carson (City of), Nevada (Carson-Tahoe Hospital); Series 2003 B, Hospital RB (LOC–U.S. Bank, N.A.)(a)(b)	0.04%	09/01/33	4,000	4,000,000
Nevada (State of) Housing Division (Golden Apartments); Series 2007, VRD MFH RB (CEP–FHLMC)(a)(e)	0.07%	10/01/37	900	900,000
				4,900,000

New Jersey–0.36%
Gloucester (County of);
Series 2013, Unlimited Tax Go Bonds	1.00%	03/01/14	50	50,000
Series 2013, Unlimited Tax Go Bonds	1.00%	03/01/14	550	550,000
				600,000

North Carolina–6.61%
Alamance (County of) Industrial Facilities & Pollution Control Financing Authority (Pure Flow, Inc.); Series 2001, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(b)(e)	0.19%	07/01/21	450	450,000
Buncombe (County of) Industrial Facilities & Pollution Control Financing Authority (YMCA of Western North Carolina, Inc.); Series 2001, VRD Recreational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.14%	11/01/23	2,630	2,630,000
North Carolina (State of) Capital Facilities Finance Agency (Belmont Abbey College, Inc.); Series 1998, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.14%	06/01/18	945	945,000
North Carolina (State of) Capital Facilities Finance Agency (Montessori School of Raleigh); Series 2003, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.14%	10/01/17	895	895,000
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.06%	09/01/27	4,105	4,105,000
Rockingham (County of) Industrial Facilities & Pollution Control Financing Authority (Pine Hall Brick Co., Inc.); Series 2000, VRD IDR (LOC–Branch Banking & Trust Co.)(a)(b)(e)	0.10%	08/01/20	1,950	1,950,000
				10,975,000

North Dakota–1.60%
Fargo (City of) (Cass Oil Co.); Series 1984, VRD Commercial Development RB (LOC–U.S. Bank, N.A.)(a)(b)	0.14%	12/01/14	2,655	2,655,000

Ohio–3.59%
Columbus (City of); Series 2010 A, Unlimited Tax GO Bonds	4.00%	06/01/14	500	504,824
Cuyahoga (County of), Ohio (The Sisters Charity of St. Augustine Health System, Inc.); Series 2000, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	11/01/30	5,000	5,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Franklin (County of) (Golf Pointe Apartments); Series 2000 B, VRD MFH RB (LOC–FHLB of Indianapolis)(a)(b)(d)(e)	0.11%	01/01/34	$445	$445,000
				5,949,824

Oregon–0.61%
Metro Oregon; Series 2012 B, Ref. Limited Tax GO Bonds	4.00%	06/01/14	1,000	1,009,496

Pennsylvania–3.04%
Allegheny (County of) Industrial Development Authority (Zoological Society of Pittsburgh); Series 1999 A, VRD (LOC–PNC Bank, N.A.)(a)(b)	0.12%	06/01/19	100	100,000
Luzerne (County of) Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC–PNC Bank, N.A.)(a)(b)	0.04%	11/01/26	195	195,000
Luzerne (County of); Series 2004, VRD Unlimited Tax GO Bonds (LOC–PNC Bank, N.A.)(a)(b)	0.05%	11/01/14	100	100,000
Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds Bank PLC)(a)(b)(c)	0.05%	07/01/38	800	800,000
Pennsylvania (State of) Economic Development Financing Authority (Greene Towne School, Inc.); Series 2000 I-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.12%	12/01/25	400	400,000
Pennsylvania (State of) Economic Development Financing Authority (Moshannon Valley Economic Development Partnership, Inc.); Series 2003 A-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)(e)	0.15%	04/01/17	225	225,000
Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Area Independent School Business Officers Association Financing Program); Series 2001 C-2, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.12%	08/01/26	100	100,000
Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Area Independent School Business Officers Association Financing Program-The Crefeld School); Series 2001 E-2, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.12%	12/01/26	450	450,000
Pennsylvania (State of) Economic Development Financing Authority (PMF Industries, Inc.); Series 2006 C-2, VRD RB (LOC–PNC Bank, N.A.)(a)(b)(e)	0.15%	12/01/26	600	600,000
Pennsylvania (State of) Economic Development Financing Authority (Salem Road Properties, L.P.); Series 2007 D-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)(e)	0.09%	12/01/29	900	900,000
Pennsylvania (State of) Economic Development Financing Authority (The Kingsley Association); Series 2006 B-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.12%	08/01/26	275	275,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent College and Universities of Pennsylvania Financing Program-Mount Aloysius College); Series 1998 C-3, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.12%	11/01/18	500	500,000
Philadelphia (City of) Authority for Industrial Development (1100 Walnut Associates); Series 1984, VRD Commercial Development RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	12/01/14	400	400,000
				5,045,000

South Carolina–5.64%
Hilton Head Island (Town of); Series 2013 A, Unlimited Tax GO Bonds	3.00%	03/01/14	560	560,000
Piedmont Municipal Power Agency; Series 2011 C, Ref. VRD Electric RB (LOC–TD Bank, N.A.)(a)(b)	0.03%	01/01/34	7,400	7,400,000
South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Morris College); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.18%	07/01/17	1,400	1,400,000
				9,360,000

Tennessee–4.32%
Chattanooga (City of), Tennessee Health, Educational & Housing Facility Board (Windridge Apartments); Series 2003 A, Ref. VRD MFH RB (CEP–FNMA)(a)	0.03%	05/15/33	3,175	3,175,000
Marion (County of) Industrial & Environmental Development Board (Valmont Industries); Series 2000, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(b)(e)	0.19%	06/01/25	1,000	1,000,000
Nashville (City of) & Davidson (County of) Metro Government Health & Educational Facilities Board (Vanderbilt University); Series 2013 A, Commercial Paper Notes	0.17%	04/03/14	3,000	3,000,000
				7,175,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–4.30%
Copperas Cove (City of); Series 2011, Contract & Limited Tax GO Bonds	5.00%	08/15/14	$1,000	$1,021,763
Houston (City of); Series G-2, GO Commercial Paper Notes(c)	0.12%	04/08/14	3,000	3,000,000
Tarrant (County of) Housing Finance Corp. (Remington Hill Development); Series 1998, VRD MFH RB (CEP–FNMA)(a)	0.05%	02/15/28	900	900,000
Texas (State of); Series 2013, TRAN	2.00%	08/28/14	2,200	2,219,591
				7,141,354

Utah–0.23%
Sanpete (County of) (Wasatch Academy); Series 2003, VRD School Facility RB (LOC–U.S. Bank, N.A.)(a)(b)	0.14%	08/01/28	375	375,000

Virginia–4.34%
Capital Beltway Funding Corp. of Virginia (I-495 Hot Lanes); Series 2010 C, Ref. VRD Sr. Lien Multi-Modal Toll RB (LOC–National Australia Bank)(a)(b)(c)	0.02%	12/31/47	4,500	4,500,000
Louisa (County of) Industrial Development Authority (University of Virginia Health Services Foundation); Series 2000, VRD Health Services RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.14%	10/01/30	2,700	2,700,000
				7,200,000

Washington–3.85%
Pilchuck Development Public Corp. (Holden McDaniels Partners, LLC); Series 1996, VRD IDR (LOC–Bank of America, N.A.)(a)(b)(d)(e)	0.26%	07/01/21	365	365,000
Washington (State of) Housing Finance Commission (District Council No. 5 Apprenticeship & Training Trust Fund); Series 2006, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.14%	11/01/32	755	755,000
Washington (State of) Housing Finance Commission (LTC Properties, Inc.); Series 1995, VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(b)(e)	0.06%	12/01/15	100	100,000
Washington (State of) Housing Finance Commission (Olympic Heights Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.04%	09/15/20	5,165	5,165,000
				6,385,000

West Virginia–0.06%
Keyser (City of) (Keyser Associates); Series 1989, Ref. VRD IDR (LOC–PNC Bank, N.A.)(a)(b)(d)	0.12%	07/01/14	100	100,000

Wisconsin–4.72%
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.05%	06/01/37	6,600	6,600,000
Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 2000, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.16%	06/01/25	100	100,000
Wisconsin (State of) Health & Educational Facilities Authority (Valley Packaging Industries, Inc.); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.14%	07/01/35	1,140	1,140,056
				7,840,056
TOTAL INVESTMENTS(f)(g)–97.69% (Cost $162,093,808)				162,093,808
OTHER ASSETS LESS LIABILITIES–2.31%				3,836,272
NET ASSETS–100.00%				$165,930,080

Investment Abbreviations:

CEP	– Credit Enhanced Provider
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit

MFH	– Multi-Family Housing
RAN	– Revenue Anticipation Notes
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand
Wts.	– Warrants

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2014.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: other countries less than 5% each: 9.8%.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2014 was $7,118,000, which represented 4.29% of the Fund’s Net Assets.
(e)	Security subject to the alternative minimum tax.
(f)	Also represents cost for federal income tax purposes.
(g)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Wells Fargo Bank, N.A.	22.3%
PNC Bank, N.A.	9.0
U.S. Bancorp	8.6
Toronto Dominion Bank	8.3
JPMorgan Chase Bank, N.A.	7.9
Bank of America, N.A.	5.7

Portfolio Composition by Maturity

In days, as of 2/28/14
1-7	87.5%
8-30	0.0
31-60	3.7
61-90	1.8
91-180	3.7
181+	3.3

The	number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Assets and Liabilities

February 28, 2014

(Unaudited)

	Premier Portfolio	Premier U.S. Government Money Portfolio	Premier Tax-Exempt Portfolio
Assets:
Investments, at value and cost	$7,026,609,308	$729,620,133	$162,093,808
Repurchase agreements, at value and cost	1,783,364,608	749,496,847	—
Total investments, at value and cost	8,809,973,916	1,479,116,980	162,093,808
Cash	9,601	—	2,932,077
Receivable for:
Investments sold	525,000	—	740,060
Fund shares sold	65,927	3,667	2,764
Interest	1,263,548	81,199	160,667
Fund expenses absorbed	—	18,099	3,117
Investment for trustee deferred compensation and retirement plans	—	4,279	—
Total assets	8,811,837,992	1,479,224,224	165,932,493

Liabilities:
Payable for:
Investments purchased	—	24,994,283	—
Fund shares reacquired	285,375	4,689	—
Dividends	150,378	14,561	2,413
Accrued fees to affiliates	497	—	—
Accrued operating expenses	—	1,301	—
Trustee deferred compensation and retirement plans	—	4,279	—
Total liabilities	436,250	25,019,113	2,413
Net assets applicable to shares outstanding	$8,811,401,742	$1,454,205,111	$165,930,080

Net assets consist of:
Shares of beneficial interest	$8,811,354,020	$1,454,105,842	$165,930,102
Undistributed net investment income	117,077	94,793	30,735
Undistributed net realized gain (loss)	(69,355)	4,476	(30,757)
	$8,811,401,742	$1,454,205,111	$165,930,080

Net Assets:
Investor Class	$60,766,744	$20,540,964	$8,637,203
Institutional Class	$8,750,634,998	$1,433,664,147	$157,292,877

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Investor Class	60,766,425	20,539,979	8,637,227
Institutional Class	8,750,590,130	1,433,594,264	157,293,319
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Operations

For the six months ended February 28, 2014

(Unaudited)

	Premier Portfolio	Premier U.S. Government Money Portfolio	Premier Tax-Exempt Portfolio
Investment income:
Interest	$9,993,279	$562,206	$102,278

Expenses:
Advisory fees	11,963,008	1,711,156	214,584
Less: Fees waived and expenses reimbursed	(3,349,930)	(1,280,337)	(133,574)
Net expenses	8,613,078	430,819	81,010
Net investment income	1,380,201	131,387	21,268
Net realized gain from Investment securities	20,081	419	—
Net increase in net assets resulting from operations	$1,400,282	$131,806	$21,268

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Changes in Net Assets

For the six months ended February 28, 2014 and the year ended August 31, 2013

(Unaudited)

	Premier Portfolio		Premier U.S. Government Money Portfolio		Premier Tax-Exempt Portfolio
	February 28, 2014	August 31, 2013	February 28, 2014	August 31, 2013	February 28, 2014	August 31, 2013
Operations:
Net investment income	$1,380,201	$6,673,381	$131,387	$308,814	$21,268	$70,941
Net realized gain (loss)	20,081	34,157	419	4,057	—	(376)
Net increase in net assets resulting from operations	1,400,282	6,707,538	131,806	312,871	21,268	70,565

Distributions to shareholders from net investment income:
Investor Class	(8,476)	(51,080)	(1,873)	(4,142)	(1,129)	(2,094)
Institutional Class	(1,371,538)	(6,622,301)	(128,005)	(304,665)	(20,312)	(38,383)
Total distributions from net investment income	(1,380,014)	(6,673,381)	(129,878)	(308,807)	(21,441)	(40,477)

Share transactions–net:
Investor Class	(215,446)	(5,926,588)	(2,723,761)	530,884	(660,253)	(1,729,124)
Institutional Class	(1,299,151,360)	2,383,845,225	17,309,610	(93,127,096)	(1,378,112)	(61,168,383)
Net increase (decrease) in net assets resulting from share transactions	(1,299,366,806)	2,377,918,637	14,585,849	(92,596,212)	(2,038,365)	(62,897,507)
Net increase (decrease) in net assets	(1,299,346,538)	2,377,952,794	14,587,777	(92,592,148)	(2,038,538)	(62,867,419)

Net assets:
Beginning of year	10,110,748,280	7,732,795,486	1,439,617,334	1,532,209,482	167,968,618	230,836,037
End of year*	$8,811,401,742	$10,110,748,280	$1,454,205,111	$1,439,617,334	$165,930,080	$167,968,618
* Includes accumulated undistributed net investment income	$117,077	$116,890	$94,793	$93,284	$30,735	$30,908

Notes to Financial Statements

February 28, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), formerly AIM Treasurer’s Series Trust, (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of three separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such portfolio or class.

Premier Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity. Premier U.S. Government Money Portfolio’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity. Premier Tax-Exempt Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.

Each Fund currently consists of two classes of shares: Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Each class of shares is sold at net asset value.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Funds invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

22                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Funds uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of nongovernment securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
I.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

23                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate of 0.25% of such Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Advisor bears all expenses incurred by each Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to each Fund in connection with securities transactions to which such Fund is a party or in connection with securities owned by such Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

Under the terms of a master sub-advisory agreement between the Adviser to each Fund other than Premier U.S. Government Money Portfolio and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2014, to waive advisory fees equal to 0.07% of the average daily net assets of Premier Portfolio and Premier U.S. Government Money Portfolio.

For the six months ended February 28, 2014, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:

Premier Portfolio	$3,349,642
Premier U.S. Government Money Portfolio	479,124
Premier Tax-Exempt Portfolio	—

Further, Invesco and/or Invesco Distributors, Inc. (“IDI”) voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the six months ended February 28, 2014 are shown below:

	Investor Class	Institutional Class
Premier Portfolio	$—	$288
Premier U.S. Government Money Portfolio	12,365	788,848
Premier Tax-Exempt Portfolio	6,951	126,623

The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to each Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to each Fund. Invesco and IIS do not charge the Funds any fees under these agreements.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Investor Class shares and Institutional Class shares, respectively. Invesco and IDI do not charge the Funds any fees under these agreements.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2014, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

24                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2014, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains/(Losses)
Premier Portfolio	$33,106,242	$97,366,418	$—
Premier U.S. Government Money Portfolio	—	—	—
Premier Tax-Exempt Portfolio	97,096,290	97,643,274	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.

Certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. Each Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds below had a capital loss carryforward as of August 31, 2013 which expires as follows:

Capital Loss Carryforward*
	Short-Term		Long-Term	Total*
Fund	08/31/19	Not Subject to Expiration	Not Subject to Expiration
Premier Portfolio	$—	$89,421	$—	$89,421
Premier U.S. Government Money Portfolio	—	—	—	—
Premier Tax-Exempt Portfolio	27,083	3,668	—	30,751

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors.

25                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 8—Share Information

Premier Portfolio

	Summary of Share Activity
	Six months ended February 28, 2014(a)		Year ended August 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Investor Class	16,130,340	$16,130,340	25,049,146	$25,049,146
Institutional Class	17,242,436,523	17,242,436,523	31,884,356,456	31,884,356,456

Issued as reinvestment of dividends:
Investor Class	8,396	8,396	50,442	50,442
Institutional Class	481,310	481,310	1,240,890	1,240,890

Reacquired:
Investor Class	(16,354,182)	(16,354,182)	(31,026,176)	(31,026,176)
Institutional Class	(18,542,069,193)	(18,542,069,193)	(29,501,752,121)	(29,501,752,121)
Net increase (decrease) in share activity	(1,299,366,806)	$(1,299,366,806)	2,377,918,637	$2,377,918,637

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 28% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 52% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco.

Premier U.S. Government Money Portfolio

	Summary of Share Activity
	Six months ended February 28, 2014(a)		Year ended August 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Investor Class	3,140,004	$3,140,004	9,116,637	$9,116,637
Institutional Class	3,540,477,166	3,540,477,166	8,779,780,608	8,779,780,608

Issued as reinvestment of dividends:
Investor Class	1,859	1,859	4,125	4,125
Institutional Class	49,091	49,091	154,716	154,716

Reacquired:
Investor Class	(5,865,624)	(5,865,624)	(8,589,878)	(8,589,878)
Institutional Class	(3,523,216,647)	(3,523,216,647)	(8,873,062,420)	(8,873,062,420)
Net increase (decrease) in share activity	14,585,849	$14,585,849	(92,596,212)	$(92,596,212)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 78.8% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

26                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 8—Share Information—(continued)

Premier Tax-Exempt Portfolio

	Summary of Share Activity
	Six months ended February 28, 2014(a)		Year ended August 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Investor Class	905,581	$905,581	1,920,792	$1,920,792
Institutional Class	145,275,368	145,275,368	159,322,816	159,322,816

Issued as reinvestment of dividends:
Investor Class	1,124	1,124	2,087	2,087
Institutional Class	14,831	14,831	19,669	19,669

Reacquired:
Investor Class	(1,566,958)	(1,566,958)	(3,652,003)	(3,652,003)
Institutional Class	(146,668,311)	(146,668,311)	(220,510,868)	(220,510,868)
Net increase (decrease) in share activity	(2,038,365)	$(2,038,365)	(62,897,507)	$(62,897,507)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 85% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

27                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Investor Class

	Net asset value, beginning of period	Net investment income(a)	Net realized gains on securities	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets
Premier Portfolio
Six months ended 02/28/14	$1.00	$0.00	$0.00	$0.00	$(0.00)	$1.00	0.01%	$60,767	0.18	%(c)	0.25	%(c)	0.03	%(c)
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.07	60,982	0.18		0.25		0.08
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	1.00	0.11	66,914	0.18		0.25		0.11
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	1.00	0.08	76,601	0.20		0.25		0.08
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	1.00	0.10	80,160	0.22		0.25		0.11
Year ended 08/31/09	1.00	0.01	0.00	0.01	(0.01)	1.00	1.21	82,810	0.21		0.28		1.11
Premier U.S. Government Money Portfolio
Six months ended 02/28/14	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	20,541	0.06	(c)	0.25	(c)	0.02	(c)
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	23,265	0.12		0.25		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	22,736	0.11		0.25		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	1.00	0.03	25,598	0.16		0.25		0.02
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	1.00	0.05	26,520	0.21		0.25		0.05
Year ended 08/31/09	1.00	0.01	0.00	0.01	(0.01)	1.00	0.83	31,340	0.19		0.26		0.60
Premier Tax-Exempt Portfolio
Six months ended 02/28/14	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	8,637	0.09	(c)	0.25	(c)	0.02	(c)
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.03	9,297	0.17		0.25		0.04
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	11,025	0.22		0.25		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	1.00	0.08	11,518	0.24		0.25		0.09
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	1.00	0.15	16,920	0.25		0.25		0.15
Year ended 08/31/09	1.00	0.01	0.00	0.01	(0.01)	1.00	1.13	25,147	0.28		0.28		1.09

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are based on average daily net assets (000’s) of $59,833, $21,302 and $9,007 for Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio, respectively.

28                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Calculating your ongoing Fund expenses

Example

As a shareholder in the Investor Class, you incur ongoing costs, such as management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2013 through February 28, 2014.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Investor Class	Beginning Account Value (09/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/14)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/14)	Expenses Paid During Period[2]
Premier Portfolio	$1,000.00	$1,000.10	$0.89	$1,023.90	$0.90	0.18%
Premier U.S. Government Money Portfolio	1,000.00	1,000.10	0.30	1,024.50	0.30	0.06
Premier Tax-Exempt Portfolio	1,000.00	1,000.10	0.45	1,024.35	0.45	0.09

[1]	The actual ending account value is based on the actual total return of the Funds for the period September 1, 2013, through February 28, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

29                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05460 and 033-19862	CM-I-TST-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	February 28, 2014

Institutional Class

AIM Treasurer’s Series Trust

(Invesco Treasurer’s Series Trust)

Premier Portfolio

Premier U.S. Government Money Portfolio

Premier Tax-Exempt Portfolio

2	Fund Data

3	Letters to Shareholders

4	Schedule of Investments

20	Financial Statements

22	Notes to Financial Statements

28	Financial Highlights

29	Fund Expenses

An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2014, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Data

Institutional Class data as of 2/28/14
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS
	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Premier	28 – 45 days	34 days	62 days	$8.7 billion
Premier U.S. Government Money	26 – 43 days	31 days	55 days	1.4 billion
Premier Tax-Exempt	21 – 36 days	21 days	21 days	157.2 million

Weighted average maturity (WAM) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

2                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Letters to Shareholders

Bruce L. Crockett

Dear Fellow Shareholders:

Members of the Invesco Funds Board work continually to oversee how the Invesco Funds are performing in light of ever-changing and often unpredictable economic and market conditions. One of the ways we do this is by verifying that the teams that manage funds understand the risks associated with the investments they make in the funds they manage.

    Regardless of the type of fund in which you’re invested, be assured that the Invesco Funds Board will continue working on your behalf and on behalf of all our fund shareholders, keeping your needs and interests uppermost in our minds.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Karen Dunn Kelley

Dear Shareholders:

Throughout calendar year 2013, the US Federal Reserve (the Fed) continued its accommodative monetary policies, purchasing $40 billion in mortgage-backed securities and $45 billion in longer term Treasury securities each month as part of the third round of its quantitative easing.[1] In January 2014, the Fed began reducing, or tapering, its asset purchases.

    Throughout the reporting period, the Fed maintained its target policy rate in a range of between zero and 0.25%, committing to keep interest rates exceptionally low as long as unemployment remains above 6.5% and inflation remains below 2.5%.[1] These policies kept short-term interest rates low, creating a challenging environment for money market funds.

    Overall, moderate economic growth, low inflation and strong corporate fundamentals in 2013 created a supportive environment for fixed income credit.

    For Invesco Global Liquidity, part of Invesco Fixed Income, safety is of paramount importance in the investment process for all of our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity and yield – in that order – to our money market fund investors.

    All of us at Invesco Fixed Income are dedicated to helping our clients achieve their liquidity needs. We are also committed to excellence in customer service. If you have questions about your account, please contact one of our Invesco Global Liquidity representatives at 800 659 1005.

Sincerely,

Karen Dunn Kelley

Senior Managing Director, Investments

1	Source: US Federal Reserve

3                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

February 28, 2014

(Unaudited)

Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–41.97%(a)
Asset-Backed Securities–Consumer Receivables–5.03%
Old Line Funding, LLC(b)	0.22%	04/11/14	$92,900	$92,900,000
Old Line Funding, LLC(b)	0.23%	07/15/14	31,000	30,973,065
Old Line Funding, LLC(b)	0.18%	07/18/14	135,000	135,000,000
Salisbury Receivables Co. LLC(b)	0.18%	05/13/14	30,000	29,989,050
Sheffield Receivables Corp.(b)	0.00%	03/05/14	23,000	22,999,540
Sheffield Receivables Corp.(b)	0.18%	04/07/14	40,000	39,992,600
Sheffield Receivables Corp.(b)	0.18%	04/15/14	50,000	49,988,750
Thunder Bay Funding, LLC(b)(c)	0.22%	04/09/14	29,500	29,500,000
Thunder Bay Funding, LLC(b)	0.23%	07/15/14	12,000	11,989,573
				443,332,578

Asset-Backed Securities–Fully Supported–1.96%
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(d)	0.22%	03/19/14	35,000	34,996,150
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(d)	0.20%	06/09/14	31,000	30,982,778
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(d)	0.20%	07/14/14	15,000	14,988,750
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(d)	0.20%	08/04/14	50,000	49,956,666
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(d)	0.21%	08/06/14	41,500	41,461,751
				172,386,095

Asset-Backed Securities–Fully Supported Bank–5.47%
Alpine Securitization Corp. (CEP–Credit Suisse AG)(b)(d)	0.11%	03/11/14	38,000	37,998,839
Alpine Securitization Corp. (CEP–Credit Suisse AG)(b)(d)	0.11%	03/12/14	23,000	22,999,227
Cancara Asset Securitisation LLC (CEP–Lloyds Bank PLC)(b)(d)	0.17%	04/03/14	120,000	49,992,208
Cancara Asset Securitisation LLC (CEP–Lloyds Bank PLC)(b)(d)	0.18%	04/03/14	70,000	69,988,450
Cancara Asset Securitisation LLC (CEP–Lloyds Bank PLC)(b)(d)	0.14%	04/04/14	33,000	32,995,637
Concord Minutemen Capital Co., LLC–Series A, (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.21%	03/04/14	55,000	54,999,037
Crown Point Capital Co., LLC; Series A, (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.21%	03/06/14	14,000	13,999,592
Crown Point Capital Co., LLC; Series A, (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.20%	03/14/14	6,000	5,999,567
Gotham Funding Corp. (CEP–Bank of Tokyo–Mitsubishi UFJ, Ltd. (The))(b)(d)	0.18%	03/03/14	40,000	39,999,600
Govco LLC (CEP–Citibank NA)(b)	0.12%	03/13/14	19,000	18,999,240
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.21%	03/05/14	28,000	27,999,347
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.20%	03/11/14	35,000	34,998,055
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.20%	03/14/14	11,000	10,999,206
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(b)(d)	0.20%	04/11/14	15,000	14,996,583
Ridgefield Funding Co. LLC (CEP–BNP Paribas, S.A.)(b)(d)	0.28%	11/05/14	45,000	44,993,802
				481,958,390

Asset-Backed Securities–Multi-Purpose–7.43%
Atlantic Asset Securitization LLC(b)(d)	0.18%	08/06/14	46,000	46,000,000
Chariot Funding, LLC(b)	0.24%	04/01/14	35,000	34,992,767
Chariot Funding, LLC(b)(d)	0.23%	05/01/14	25,000	24,990,257
Chariot Funding, LLC(b)	0.23%	05/13/14	50,000	49,976,680
Chariot Funding, LLC(b)	0.23%	06/11/14	50,000	49,967,416
Chariot Funding, LLC(b)	0.22%	08/04/14	25,000	24,976,167
Jupiter Securitization Co. LLC(b)	0.24%	03/06/14	25,000	24,999,167
Jupiter Securitization Co. LLC(b)	0.23%	03/18/14	15,000	14,998,371

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Asset-Backed Securities–Multi-Purpose–(continued)
Jupiter Securitization Co. LLC(b)	0.24%	03/25/14	$25,000	$24,996,000
Jupiter Securitization Co. LLC(b)	0.24%	04/02/14	10,000	9,997,867
Jupiter Securitization Co. LLC(b)	0.23%	04/03/14	23,000	22,995,151
Jupiter Securitization Co. LLC(b)	0.23%	05/06/14	50,000	49,978,917
Jupiter Securitization Co. LLC(b)	0.23%	06/03/14	15,000	14,990,992
Jupiter Securitization Co. LLC(b)	0.22%	07/15/14	6,000	5,995,013
Mont Blanc Capital Corp.(b)(d)	0.19%	05/07/14	50,000	49,982,319
Nieuw Amsterdam Receivables Corp.(b)(d)	0.14%	04/04/14	30,000	29,996,033
Regency Markets No. 1 LLC(b)(d)	0.13%	03/06/14	23,794	23,793,570
Regency Markets No. 1 LLC(b)(d)	0.14%	03/10/14	18,000	17,999,370
Regency Markets No. 1 LLC(b)(d)	0.14%	03/14/14	32,951	32,949,334
Regency Markets No. 1 LLC(b)(d)	0.14%	03/20/14	75,000	74,994,458
Scaldis Capital LLC(b)(d)	0.13%	03/20/14	25,000	24,998,285
				654,568,134

Asset-Backed Securities–Trade Receivables–0.74%
Victory Receivables Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(d)	0.17%	04/04/14	65,000	64,989,564

Automobile Manufacturers–0.51%
BMW US Capital LLC(b)(d)	0.04%	03/03/14	45,000	44,999,900

Consumer Finance–0.51%
Toyota Motor Credit Corp.(d)	0.25%	09/30/14	45,000	44,933,438

Diversified Banks–14.48%
Australia & New Zealand Banking Group, Ltd.(b)(d)	0.16%	05/27/14	33,000	33,000,000
Barclays Bank PLC(b)(c)	0.49%	07/31/14	90,000	90,000,000
Barton Capital LLC(b)	0.18%	11/17/14	25,000	25,000,000
BNP Paribas Finance Inc.(d)	0.20%	05/06/14	48,000	47,982,400
BNZ International Funding Ltd.(b)(d)	0.16%	04/07/14	31,000	30,994,902
BNZ International Funding Ltd.(b)(d)	0.21%	08/26/14	15,000	14,984,425
Collateralized Commercial Paper Co., LLC	0.30%	03/07/14	60,000	59,997,000
Collateralized Commercial Paper Co., LLC	0.30%	08/18/14	75,000	74,893,750
Collateralized Commercial Paper II Co., LLC(b)	0.40%	08/05/14	50,000	49,912,778
Dexia Credit Local S.A.(d)	0.22%	06/17/14	33,000	32,978,220
Dexia Credit Local S.A.(d)	0.24%	07/07/14	44,000	43,962,453
Dexia Credit Local S.A.(d)	0.24%	08/19/14	24,000	23,972,640
ING (US) Funding LLC(d)	0.19%	03/03/14	15,000	14,999,842
ING (US) Funding LLC(d)	0.20%	03/03/14	20,000	19,999,778
ING (US) Funding LLC(d)	0.22%	03/03/14	20,000	19,999,755
Landesbank Hessen-Thueringen Girozentrale(b)(d)	0.12%	03/13/14	23,000	22,999,080
Lloyds Bank PLC(d)	0.08%	03/05/14	55,000	54,999,542
Mizuho Funding, LLC(b)(d)	0.23%	05/06/14	65,000	64,972,592
National Australia Funding Delaware Inc.(b)(d)	0.19%	06/03/14	25,000	24,987,597
National Australia Funding Delaware Inc.(b)(d)	0.20%	07/07/14	12,000	11,991,467
Natixis US Finance Co., LLC(d)	0.12%	03/05/14	33,000	32,999,560
Oversea-Chinese Banking Corp. Ltd.(d)	0.20%	03/10/14	33,000	32,998,350
Oversea-Chinese Banking Corp. Ltd.(d)	0.18%	04/03/14	40,000	39,993,400
PNC Bank, N.A.	0.25%	04/23/14	10,000	10,000,000
PNC Bank, N.A.	0.28%	10/06/14	12,000	12,000,000
Rabobank USA Financial Corp.(d)	0.17%	03/17/14	51,000	50,996,147

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks–(continued)
Rabobank USA Financial Corp.(d)	0.21%	04/03/14	$51,000	$50,990,182
Societe Generale North America, Inc.(d)	0.19%	03/03/14	50,000	49,999,472
Societe Generale North America, Inc.(d)	0.09%	03/10/14	51,000	50,998,916
Societe Generale North America, Inc.(d)	0.23%	05/02/14	57,000	56,977,422
Societe Generale North America, Inc.(d)	0.23%	05/05/14	68,000	67,971,761
Standard Chartered Bank(b)(d)	0.19%	05/06/14	32,000	31,988,853
Standard Chartered Bank(b)(d)	0.19%	05/08/14	25,000	24,991,028
				1,275,533,312

Other Diversified Financial Services–0.87%
General Electric Capital Corp.	0.20%	08/06/14	32,000	31,971,911
General Electric Capital Corp.	0.20%	03/10/14	30,000	29,998,500
General Electric Capital Corp.	0.21%	10/08/14	15,000	14,980,663
				76,951,074

Pharmaceuticals–0.20%
Sanofi S.A.(b)(d)	0.09%	03/21/14	18,000	17,999,100

Regional Banks–3.38%
Banque et Caisse d’Epargne de l’Etat(d)	0.00%	03/27/14	25,000	24,997,833
Banque et Caisse d’Epargne de l’Etat(d)	0.12%	03/27/14	25,000	24,997,834
Mitsubishi UFJ Trust & Banking Corp.(b)(d)	0.23%	05/02/14	35,000	34,986,136
Mitsubishi UFJ Trust & Banking Corp.(b)(d)	0.24%	07/28/14	28,000	27,972,187
Sumitomo Mitsui Banking Corp.(b)(d)	0.24%	05/22/14	70,000	69,961,733
Sumitomo Mitsui Banking Corp.(b)(d)	0.25%	08/05/14	24,000	23,973,833
Sumitomo Mitsui Trust Bank Ltd.(b)(c)	0.14%	03/05/14	45,000	44,999,300
Sumitomo Mitsui Trust Bank Ltd.(b)(d)	0.14%	03/07/14	22,000	21,999,505
Sumitomo Mitsui Trust Bank Ltd.(b)(d)	0.16%	04/07/14	24,000	23,996,053
				297,884,414

Soft Drinks–0.96%
Coca-Cola Co. (The)(b)	0.17%	04/04/14	40,000	39,993,578
Coca-Cola Co. (The)(b)	0.16%	04/08/14	25,000	24,995,778
Coca-Cola Co. (The)(b)	0.18%	04/08/14	10,000	9,998,100
Coca-Cola Co. (The)(b)	0.18%	05/06/14	10,000	9,996,700
				84,984,156

Specialized Finance–0.43%
CDP Financial Inc.(b)(d)	0.18%	05/12/14	25,000	24,991,000
CDP Financial Inc.(b)(d)	0.19%	08/05/14	13,000	12,989,228
				37,980,228
Total Commercial Paper (Cost $3,698,500,383)				3,698,500,383

Certificates of Deposit–28.21%
Australia & New Zealand Banking Group, Ltd.(d)	0.17%	08/01/14	24,000	24,000,000
Bank of Montreal(d)	0.21%	08/06/14	100,000	100,000,000
Bank of Montreal(d)	0.17%	03/05/14	35,000	35,000,000
Bank of Nova Scotia(c)(d)	0.17%	04/10/14	51,300	51,299,718
Bank of Nova Scotia(d)	0.21%	04/03/14	90,000	90,000,000
Bank of Nova Scotia(c)(d)	0.34%	02/27/15	42,000	42,000,000
Bank of Nova Scotia(c)(d)	0.30%	08/06/14	50,000	50,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Bank of Scotland(d)	0.06%	03/03/14	$150,000	$150,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.21%	05/22/14	15,000	15,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.17%	03/03/14	125,000	125,000,000
Barclays Bank PLC(c)(d)	0.25%	03/11/14	50,000	50,000,000
Barclays Bank PLC(c)(d)	0.25%	06/17/14	100,000	100,000,000
Commonwealth Bank of Australia(d)	0.22%	05/06/14	100,000	100,000,916
Credit Agricole Corporate & Investment Bank(d)	0.11%	03/05/14	141,000	141,000,000
Mizuho Bank Ltd.(d)	0.22%	05/06/14	40,000	40,000,000
Mizuho Bank Ltd.(d)	0.21%	04/15/14	22,000	22,000,000
Mizuho Bank Ltd.(d)	0.23%	04/02/14	100,000	100,000,000
Nationwide Building Society(d)	0.21%	04/09/14	50,000	49,988,633
Natixis(c)(d)	0.32%	06/25/14	130,000	130,000,000
Nordea Bank Finland PLC(d)	0.17%	03/06/14	50,000	50,000,000
Norinchukin Bank (The)(c)(d)	0.24%	07/09/14	68,000	68,000,000
Norinchukin Bank (The)(d)	0.25%	08/08/14	19,000	19,000,000
Norinchukin Bank (The)(d)	0.14%	03/06/14	25,000	25,000,000
Oversea-Chinese Banking Corp. Ltd.(d)	0.19%	04/02/14	37,000	37,000,000
Oversea-Chinese Banking Corp. Ltd.(d)	0.18%	04/09/14	48,000	48,000,000
Royal Bank of Canada(c)(d)	0.33%	03/04/15	100,000	100,000,000
Skandinaviska Enskilda Banken AB(d)	0.06%	03/03/14	210,000	210,000,000
Societe Generale (France)(c)(d)	0.23%	11/13/14	22,400	22,400,000
Sumitomo Mitsui Banking Corp.(d)	0.25%	05/19/14	20,000	20,000,000
Sumitomo Mitsui Banking Corp.(d)	0.21%	04/02/14	100,000	100,000,000
Sumitomo Mitsui Banking Corp.(d)	0.25%	07/14/14	12,000	12,000,000
Swedbank AB(d)	0.06%	03/04/14	45,000	45,000,000
Swedbank AB(d)	0.07%	03/04/14	47,000	47,000,000
Toronto-Dominion Bank(d)	0.11%	03/11/14	23,000	23,000,000
Toronto-Dominion Bank(d)	0.22%	03/03/14	30,000	30,000,000
Toronto-Dominion Bank(d)	0.20%	07/28/14	14,000	14,000,000
Wells Fargo Bank, N.A.(c)	0.17%	06/02/14	150,000	150,000,000
Wells Fargo Bank, N.A.(c)	0.17%	05/02/14	50,000	50,000,000
Total Certificates of Deposit (Cost $2,485,689,267)				2,485,689,267

Variable Rate Demand Notes–5.76%(e)
Credit Enhanced–5.76%
Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.16%	10/01/33	2,500	2,500,000
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County); Series 2009 C, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.02%	11/01/38	20,400	20,400,000
Carson (City of), Nevada (Carson-Tahoe Hospital); Series 2003 B, Hospital RB (LOC–U.S. Bank, N.A.)(f)	0.04%	09/01/33	1,900	1,900,000
East Point (City of), Georgia Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP–FHLMC)(g)	0.05%	07/01/37	8,100	8,100,000
Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.03%	05/15/31	2,000	2,000,000
Franklin (County of), Georgia Industrial Building Authority (Fieldale Farms Corp.); Series 2004, VRD Taxable IDR (LOC–Rabobank Nederland)(d)(f)	0.12%	09/01/14	6,600	6,600,000
Gainesville (City of) & Hall (County of), Georgia Development Authority (Fieldale Farms Corp.); Series 2006, VRD Taxable IDR (LOC–Rabobank Nederland)(d)(f)	0.12%	03/01/21	5,700	5,700,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	01/01/16	2,900	2,900,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Illinois (State of) Finance Authority (North Park University); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	07/01/35	$17,600	$17,600,000
Illinois (State of) Finance Authority (Providence-St. Mel School); Series 2002, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	06/01/37	7,975	7,975,000
Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.03%	02/01/24	3,000	3,000,000
Indiana (State of) Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	02/01/39	2,700	2,700,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 G, Ref. VRD Health System RB (LOC–Wells Fargo Bank N.A.)(f)	0.03%	09/01/48	8,000	8,000,000
Iowa (State of) Finance Authority (Windsor on the River, LLC); Series 2007 A, VRD MFH RB (LOC–PNC Bank, N.A.)(f)(g)	0.06%	05/01/42	14,500	14,500,000
Kansas (State of) Development Finance Authority (Oak Ridge Park Phase I Apartments); Series 2009 D, Ref. VRD MFH RB (CEP–FHLMC)(g)	0.05%	04/01/44	2,200	2,200,000
Lincoln (County of), Wyoming (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	11/01/24	3,000	3,000,000
Luzerne (County of), Pennsylvania; Series 2004, VRD Unlimited Tax GO Bonds (LOC–PNC Bank, N.A.)(f)	0.05%	11/01/14	1,675	1,675,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	10/15/38	18,234	18,234,000
Minneapolis & St. Paul (City of) Housing & Redevelopment Authority (Allina Health System); Series 2009 C, Ref. VRD Health Care RB (LOC–Wells Fargo Bank, N.A.)(f)	0.03%	11/15/35	13,300	13,300,000
Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)(g)	0.05%	12/15/29	4,350	4,350,000
Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	10/01/33	10,425	10,425,000
Montgomery (County of), Ohio (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(f)	0.04%	05/01/26	8,600	8,600,000
New Jersey (State of) Transportation Trust Fund Authority; Series 2009 C, VRD Transportation System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.03%	06/15/32	55,360	55,360,000
New Jersey (State of) Turnpike Authority; Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	01/01/24	3,500	3,500,000
New York (State of) Dormitory Authority (The New York Public Library); Series 1999, Ref. VRD RB (LOC–TD Bank N.A.)(f)	0.02%	07/01/28	22,270	22,270,000
New York (State of) Housing Finance Agency (8 East 102nd Street Housing); Series 2010 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.02%	05/01/44	76,790	76,790,000
New York (State of) Housing Finance Agency (Gotham West Housing); Series 2012 A-1, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	05/01/45	45,100	45,100,000
Oregon (State of) Facilities Authority (Peace Health); Series 2008 A, Ref. VRD RB (LOC–U.S. Bank N.A.)(f)	0.03%	08/01/34	61,875	61,875,000
Palm Beach (County of), Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(f)	0.04%	07/01/32	9,700	9,700,000
Southfield (City of), Michigan Economic Development Corp. (Lawrence Technological University); Series 2001, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	10/01/31	5,405	5,405,000
Virginia (State of) Small Business Financing Authority (Virginia Museum of Fine Arts Foundation); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	08/01/35	4,000	4,000,000
Washington (State of) Housing Finance Commission (Panorama City); Series 1997, Ref. VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	01/01/27	4,550	4,550,000
Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	04/01/43	13,000	13,000,000
Westmoreland (County of), Pennsylvania Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC–PNC Bank, N.A.)(f)	0.04%	07/01/27	10,820	10,820,000
Williamstown (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2008 A, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.04%	07/01/38	3,445	3,445,000
Wisconsin (State of) Health & Educational Facilities Authority (Concordia University of Wisconsin, Inc.); Series 2009, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	05/01/39	3,725	3,725,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Lawrence University of Wisconsin); Series 2009, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	02/01/39	$3,580	$3,580,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	05/01/30	18,640	18,640,000
Total Variable Rate Demand Notes (Cost $507,419,000)				507,419,000

Medium-Term Notes–3.80%
Royal Bank of Canada, Sr. Unsec. Medium-Term Notes(b)(c)(d)	0.40%	02/27/15	100,000	100,000,658
Wells Fargo Bank, N.A., Sr. Unsec. Medium-Term Notes(c)	0.32%	03/20/15	60,000	60,000,000
Unsec. Medium-Term Notes(c)	0.34%	03/20/15	100,000	100,000,000
Westpac Banking Corp. Sr. Unsec. Medium-Term Notes(b)(c)(d)	0.39%	03/06/15	75,000	75,000,000
Total Medium-Term Notes (Cost $335,000,658)				335,000,658
TOTAL INVESTMENTS (excluding Repurchase Agreements)–79.74% (Cost $7,026,609,308)				7,026,609,308

			Repurchase Amount
Repurchase Agreements–20.24%(h)
BNP Paribas Securities Corp., Open agreement dated 11/29/12 (collateralized by Asset-backed securities valued at $52,500,000; 0.41%-0.99%, 04/25/40-04/25/46)(d)(i)	0.16%	—	—	50,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 02/28/14, aggregate maturing value of $750,003,125 (collateralized by U.S. Treasury obligations valued at $765,000,004; 0.63%-10.63%, 08/15/15-02/15/43)	0.05%	03/03/14	176,365,343	176,364,608
Credit Suisse Securities (USA) LLC, Agreement dated 02/28/14, maturing value of $45,000,600 (collateralized by Corporate obligations valued at $47,252,780; 4.13%-8.50%, 04/01/15-12/19/23)(d)	0.16%	03/03/14	45,000,600	45,000,000
Credit Suisse Securities (USA) LLC, Open agreement dated 04/25/13 (collateralized by Asset-backed securities & Mortgage-backed securities valued at $175,950,062; 0%-38.67%, 11/15/25-06/10/49)(d)(i)	0.56%	—	—	160,000,000
Deutsche Bank Securities Inc., Joint agreement dated 02/28/14, aggregate maturing value of $400,001,667 (collateralized by U.S. Treasury obligations valued at $408,000,017; 0.13%-3.88%, 08/31/14-08/15/40)	0.05%	03/03/14	200,000,834	200,000,000
Federal Reserve Bank of New York, Agreement dated 02/28/14, maturing value of $250,001,042 (collateralized by U.S. Treasury obligation valued at $250,001,129; 3.88%, 05/15/18)	0.05%	03/03/14	250,001,042	250,000,000
ING Financial Markets, LLC, Joint agreement dated 02/28/14, aggregate maturing value $550,002,750 (collateralized by U.S. Government sponsored agency obligations valued at $561,000,090; 2.04%-4.50%, 06/01/25-09/01/43)	0.06%	03/03/14	350,001,750	350,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/26/14, maturing value $122,095,092 (collateralized by Asset-backed securities, Mortgage-backed securities & Sovereign debt valued at $133,950,923; 0%-6.92%, 10/30/20-08/15/56)(j)	0.46%	04/28/14	122,095,092	122,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 02/28/14, maturing value $150,074,375 (collateralized by Asset-backed securities, Mortgage-backed securities & Corporate obligations valued at $164,272,043; 0%-6.75%, 05/10/14-05/25/52)	0.51%	04/04/14	150,074,375	150,000,000
RBC Capital Markets Corp., Joint Term agreement dated 01/31/14, aggregate maturing value $200,045,000 (collateralized by U.S. Government sponsored agency obligations valued at $204,000,001; 3.50%, 04/01/32-10/20/42)(j)	0.09%	05/01/14	50,011,250	50,000,000
RBC Capital Markets Corp., Term agreement dated 02/03/14, maturing value $100,068,250 (collateralized by Corporate & Municipal obligations valued at $105,000,000; 0%-8.36%, 05/09/16-04/01/49)(d)(j)	0.27%	05/05/14	100,068,250	100,000,000
RBC Capital Markets Corp., Term agreement dated 12/12/13, maturing value $130,084,500 (collateralized by Corporate obligations valued at $136,500,001; 0.51%-11.00%, 03/17/14-02/01/44)(d)(j)	0.26%	03/12/14	130,084,500	130,000,000
Total Repurchase Agreements (Cost $1,783,364,608)				1,783,364,608
TOTAL INVESTMENTS(k)(l)–99.98% (Cost $8,809,973,916)				8,809,973,916
OTHER ASSETS LESS LIABILITIES–0.02%				1,427,826
NET ASSETS–100.00%				$8,811,401,742

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Portfolio

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2014 was $2,851,910,272, which represented 32.37% of the Fund’s Net Assets.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2014.
(d)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 11.4%; United Kingdom: 11.3%; Canada: 10.3%; France: 8.9%; other countries less than 5% each: 17.4%.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2014.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Security subject to the alternative minimum tax.
(h)	Principal amount equals value at period end. See Note 1H.
(i)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(j)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(k)	Also represents cost for federal income tax purposes.
(l)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Wells Fargo Bank, N.A.	5.8%

Portfolio Composition by Maturity

In days, as of 2/28/14
1-7	40.4%
8-30	7.2
31-60	17.0
61-90	12.4
91-180	16.7
181+	6.3

The	number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

February 28, 2014

(Unaudited)

Premier U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–53.61%
Federal Farm Credit Bank (FFCB)–2.06%
Unsec. Bonds(a)	0.13%	01/13/15	$20,000	$19,998,258
Unsec. Disc. Notes(b)	0.14%	08/20/14	10,000	9,993,311
				29,991,569

Federal Home Loan Bank (FHLB)–32.48%
Unsec. Bonds	0.14%	11/21/14	25,000	24,996,897
Unsec. Bonds	0.13%	04/11/14	15,000	14,999,246
Unsec. Bonds	0.12%	05/27/14	15,000	14,999,614
Unsec. Disc. Notes(b)	0.09%	04/02/14	25,000	24,998,111
Unsec. Disc. Notes(b)	0.10%	04/04/14	30,000	29,997,279
Unsec. Disc. Notes(b)	0.09%	04/09/14	23,351	23,348,723
Unsec. Disc. Notes(b)	0.09%	04/11/14	25,000	24,997,438
Unsec. Disc. Notes(b)	0.07%	04/25/14	21,400	21,397,711
Unsec. Disc. Notes(b)	0.08%	04/30/14	25,000	24,996,875
Unsec. Disc. Notes(b)	0.17%	05/01/14	20,000	19,994,239
Unsec. Disc. Notes(b)	0.10%	05/02/14	15,000	14,997,417
Unsec. Disc. Notes(b)	0.11%	05/14/14	15,000	14,996,608
Unsec. Disc. Notes(b)	0.11%	05/16/14	12,600	12,597,074
Unsec. Disc. Notes(b)	0.13%	05/28/14	5,000	4,998,472
Unsec. Disc. Notes(b)	0.14%	06/16/14	15,000	15,000,000
Unsec. Disc. Notes(b)	0.12%	07/02/14	15,000	14,993,850
Unsec. Disc. Notes(b)	0.10%	08/12/14	20,000	20,000,000
Unsec. Disc. Notes(b)	0.13%	10/30/14	15,000	14,997,836
Unsec. Disc. Notes(b)	0.13%	09/08/15	25,000	24,994,283
Unsec. Global Bonds	0.06%	03/20/14	25,000	24,999,798
Unsec. Global Bonds	0.06%	04/02/14	25,000	24,999,375
Unsec. Global Bonds(a)	0.10%	04/25/14	15,000	15,000,000
Unsec. Global Notes(a)	0.14%	04/04/14	20,000	19,999,716
Unsec. Global Notes(a)	0.09%	04/28/14	15,000	15,000,000
Unsec. Global Notes(a)	0.20%	08/19/15	10,000	9,997,025
				472,297,587

Federal Home Loan Mortgage Corp. (FHLMC)–9.99%
Disc. Notes(b)	0.01%	03/03/14	14,935	14,935,340
Disc. Notes(b)	0.07%	05/08/14	25,000	24,996,694
Unsec. Disc. Notes(b)	0.11%	05/22/14	15,000	14,996,242
Unsec. Disc. Notes(b)	0.09%	06/18/14	15,000	14,995,913
Unsec. Disc. Notes(b)	0.11%	04/07/14	10,000	9,998,921
Unsec. Disc. Notes(b)	0.11%	04/08/14	18,000	17,998,005
Unsec. Disc. Notes(b)	0.07%	04/28/14	13,534	13,532,474
Unsec. Disc. Notes(b)	0.12%	05/27/14	15,000	14,995,650
Series M006, Class A, Taxable VRD MFH Ctfs.(a)(c)	0.24%	10/15/45	18,778	18,778,445
				145,227,684

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal National Mortgage Association (FNMA)–7.60%
Unsec. Disc. Notes(b)	0.90%	04/02/14	$25,000	$24,998,111
Unsec. Disc. Notes(b)	0.13%	06/20/14	15,000	15,002,467
Unsec. Disc. Notes(b)	0.88%	08/28/14	15,000	15,055,965
Unsec. Disc. Notes(b)	0.33%	0811/14	15,000	15,017,593
Unsec. Disc. Notes(b)	0.05%	04/16/14	22,000	21,998,602
Unsec. Global Notes(a)	0.43%	03/07/14	18,500	18,500,555
				110,573,293

Overseas Private Investment Corp. (OPIC)–1.48%
Gtd. VRD COP Bonds(c)	0.11%	03/15/19	1,750	1,750,000
Gtd. VRD COP Bonds(c)	0.12%	12/15/19	19,780	19,780,000
				21,530,000
TOTAL INVESTMENTS (excluding Repurchase Agreements)–53.61% (Cost $779,620,133)				779,620,133

			Repurchase Amount
Repurchase Agreements–48.10%(d)
Barclays Capital Inc., Agreement dated 02/28/14, maturing value of $4,000,017 (collateralized by U.S. Government sponsored agency obligation valued at $4,080,000; 0%-5.36%, 05/12/14-11/24/17)	0.05%	03/03/14	4,000,017	4,000,000
Barclays Capital Inc., Joint term agreement dated 02/28/14, aggregate maturing value $400,003,889 (collateralized by U.S. Government sponsored agency obligations valued at $408,001,043; 0%-4.70%, 10/09/19-07/15/33)(e)	0.05%	03/07/14	100,000,972	100,000,000
BMO Capital Markets Corp., Joint agreement date 02/28/14, aggregate maturing value of $250,001,250 (collateralized by U.S. Government sponsored & U.S. Treasury obligations valued at $255,000,583; 0%-10.70%, 03/13/14-11/15/43)	0.06%	03/03/14	150,000,750	150,000,000
BNP Paribas Securities Corp., Joint agreement dated 02/28/14, aggregate maturing value $500,002,500 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,052; 0%-6.63%, 03/28/14-11/15/30)	0.06%	03/03/14	100,000,500	100,000,000
Citigroup Global Markets Inc., Joint agreement dated 02/28/14, aggregate maturing value $250,001,250 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $255,000,001; 0%-6.24%, 04/15/14-07/15/45)	0.06%	03/03/14	50,000,250	50,000,000
Citigroup Global Markets Inc., Joint open agreement dated 02/03/14 (collateralized by U.S. Treasury obligations valued at $255,000,099; 0.25%-9.88%, 11/30/14-07/15/23)(f)	0.04%	—	—	50,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 02/28/14, aggregate maturing value of $750,003,125 (collateralized by U.S. Treasury obligations valued at $765,000,004; 0.63%-10.63%, 08/15/15-02/15/43)	0.05%	03/03/14	41,811,228	41,811,054
Deutsche Bank Securities Inc., Agreement dated 02/28/14, aggregate maturing value of $3,685,808 (collateralized by U.S. Treasury obligation valued at $3,759,559; 2.75%, 02/15/24)	0.05%	03/03/14	3,685,808	3,685,793
Deutsche Bank Securities Inc., Joint term agreement dated 01/06/14, aggregate maturing value of $350,061,931 (collateralized by U.S. Government sponsored agency obligations valued at $357,000,315; 0%-9.80%, 04/11/14-04/17/36)(e)	0.07%	04/07/14	50,008,847	50,000,000
Goldman, Sachs & Co., Joint term agreement dated 02/18/14, aggregate maturing value of $1,100,045,833 (collateralized by U.S. Treasury obligations valued at $1,122,000,012; 0.13%-2.38%, 04/15/16-01/15/26)(e)	0.05%	03/20/14	50,002,083	50,000,000
HSBC Securities (USA) Inc., Joint term agreement dated 02/25/14, aggregate maturing value of $1,000,007,778 (collateralized by U.S. Treasury obligations valued at $1,020,001,335; 0.25%-5.13%, 06/30/14-11/15/43)(e)	0.04%	03/04/14	50,000,389	50,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Merrill Lynch Pierce Fenner & Smith, Inc., Joint term agreement dated 02/25/14, aggregate maturing value $350,002,042 (collateralized by U.S. Government sponsored & U.S. Treasury obligations valued at $357,000,016; 0.00%-6.25%, 03/15/14-09/15/39)(e)	0.03%	03/04/14	$50,000,292	$50,000,000
Total Repurchase Agreements (Cost $699,496,847)				699,496,847
TOTAL INVESTMENTS(g)(h)–101.71% (Cost $1,479,116,980)				1,479,116,980
OTHER ASSETS LESS LIABILITIES–(1.71)%				(24,911,869)
NET ASSETS–100.00%				$1,454,205,111

Investment Abbreviations:

COP	– Certificates of Participation
Ctfs.	– Certificates
Disc.	– Discounted
MFH	– Multi-Family Housing
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2014.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2014.
(d)	Principal amount equals value at period end. See Note 1H.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Either party may terminate the agreement upond demand. Interest rates, principal amount and collateral are redetermined daily.
(g)	Also represents cost for federal income tax purposes.
(h)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities:	Percentage
Federal Home Loan Banks	31.9%
Federal Nation Mortgage Association	7.5
Federal Home Loan Mortgage Corp.	7.1

Portfolio Composition by Maturity

In days, as of 2/28/14
1-7	52.8%
8-30	1.7
31-60	20.3
61-90	10.9
91-180	7.0
181+	7.3

The	number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

February 28, 2014

(Unaudited)

Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–97.69%
Alabama–4.55%
Oxford (City of); Series 2003, VRD Unlimited Tax GO Wts. (LOC–Branch Banking & Trust Co.)(a)(b)	0.05%	07/01/15	$545	$545,000
Tuscaloosa (County of) Industrial Development Authority (Hunt Refining Co.); Series 2011 J, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.04%	04/01/28	7,000	7,000,000
				7,545,000

Colorado–4.91%
Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.14%	02/01/31	2,125	2,125,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.14%	07/01/34	1,275	1,275,000
Colorado (State of) Educational & Cultural Facilities Authority (Shambhala Mountain Center); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.14%	06/01/30	2,900	2,900,000
Colorado (State of) Health Facilities Authority (Arapahoe House); Series 2004 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.14%	04/01/24	1,200	1,200,000
Gateway Regional Metropolitan District; Series 2008, Ref. & Improvement VRD Limited Tax GO Bonds (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.14%	12/01/37	640	640,000
				8,140,000

District of Columbia–3.19%
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	04/01/38	4,000	4,000,000
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.20%	01/01/29	1,292	1,292,000
				5,292,000

Florida–2.50%
Florida (State of) Housing Finance Corp. (Lighthouse Bay Apartments); Series 2002 N-1, Ref. VRD MFH Mortgage RB (CEP–FHLMC)(a)	0.02%	11/01/32	3,100	3,100,000
Jacksonville (City of) (Edward Waters College, Inc.); Series 2001, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.14%	10/01/21	1,045	1,045,000
				4,145,000

Georgia–5.79%
Atlanta (City of) Housing Authority (Villages of East Lake Phase II); Series 1999, VRD MFH RB (LOC–Bank of America, N.A.)(a)(b)(d)(e)	0.13%	01/01/29	1,600	1,600,000
DeKalb (County of) Development Authority (Atlanta Jewish Federation, Inc.); Series 1996, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.14%	08/01/21	300	300,000
Fulton (County of) Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.14%	01/01/20	1,400	1,400,000
Gainesville (City of) & Hall (County of) Development Authority (Squirrel Creek Basin); Series 2002, Ref. VRD RB (LOC–Rabobank Nederland)(a)(b)(c)(e)	0.09%	08/01/27	1,000	1,000,000
Gwinnett (County of) Development Authority (Pak-Lite, Inc.); Series 2004, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(e)	0.19%	05/01/24	540	540,000
Gwinnett (County of) Development Authority (Price Cos., Inc.); Series 1998, VRD IDR (LOC–Bank of America, N.A.)(a)(b)(d)(e)	0.26%	12/01/18	500	500,000
Gwinnett (County of) Development Authority (Providence Christian Academy, Inc.); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.26%	09/01/19	600	600,000
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.14%	09/01/20	3,000	3,000,000
Smyrna (City of) Hospital Authority (Ridgeview Institute Inc.); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.14%	11/01/27	660	660,000
				9,600,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–2.03%
Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(d)	0.14%	06/01/17	$816	$816,000
Illinois (State of) Finance Authority (The Teachers Academy for Mathematics & Science); Series 2001, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.14%	02/01/21	1,305	1,305,000
Romeoville (Village of) (Metropolitan Industries, Inc.); Series 1997, VRD IDR (LOC–BMO Harris N.A.)(a)(b)(e)	0.13%	04/01/22	1,250	1,250,000
				3,371,000

Indiana–8.16%
Burns Harbor (Town of) (Dennen Steel Corp.); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(a)(b)(e)	0.25%	12/01/23	550	550,000
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.14%	08/01/37	850	850,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 G, Ref. VRD Health System RB (LOC–Wells Fargo Bank N.A.)(a)(b)	0.03%	09/01/48	6,000	6,000,000
Knox (City of) (J.W. Hicks, Inc.); Series 2005 A, VRD Economic Development RB (LOC–BMO Harris N.A.)(a)(b)(e)	0.13%	03/01/22	2,565	2,565,000
La Porte (City of) (Alpha Baking Co., Inc.); Series 2001, Ref. VRD Economic Development RB (LOC–BMO Harris N.A.)(a)(b)(e)	0.13%	11/01/18	2,130	2,130,000
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.14%	10/01/19	1,450	1,450,000
				13,545,000

Iowa–0.88%
Iowa (State of) Finance Authority (Powerfilm, Inc.); Series 2007, VRD IDR (LOC–Bank of America, N.A.)(a)(b)(e)	0.21%	06/01/28	800	800,000
Iowa (State of) Higher Education Loan Authority (Private Education Working Capital Loan Program-Morningside College); Series 2013 C, RAN (LOC-U.S. Bank N.A.)(b)	2.00%	05/15/14	650	652,330
				1,452,330

Kansas–0.82%
Wichita (City of); Series 2011 D, Ref. Unlimited Tax GO Bonds	4.00%	09/01/14	1,330	1,355,367

Louisiana–1.20%
Calcasieu (Parish of) Public Trust Authority (WPT Corp.); Series 1997, VRD Solid Waste Disposal RB (LOC–Bank of America, N.A.)(a)(b)(e)	0.08%	12/01/27	2,000	2,000,000

Maryland–3.76%
Baltimore (County of) (Metropolitan District); Series 2012, Ref. Unlimited Tax GO Bonds	4.00%	08/01/14	3,265	3,317,211
Maryland (State of) (State & Local Facilities Loan of 2009); First Series 2009 A, Unlimited Tax GO Bonds	2.00%	03/01/14	725	725,000
Montgomery (County of); Series 2006 A, Consolidated Public Improvement Unlimited Tax GO Bonds	5.00%	05/01/14	2,175	2,192,403
				6,234,614

Massachusetts–4.06%
Massachusetts (State of) Development Finance Agency (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.03%	07/01/38	6,000	6,000,000
Massachusetts (State of) Development Finance Agency (Kayem Foods, Inc.); Series 2001, VRD IDR (LOC–Bank of America, N.A.)(a)(b)(e)	0.21%	05/01/16	735	735,000
				6,735,000

Michigan–0.77%
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.04%	10/15/38	1,026	1,026,000
Michigan (State of) Housing Development Authority (Berrien Woods III Apartments); Series 2000 B, VRD Limited Obligation MFH RB (LOC–FHLB of Indianapolis)(a)(b)(e)	0.29%	07/01/32	250	250,000
				1,276,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–1.93%
Coon Rapids (City of) (The Health Central System); Series 1985, VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.05%	08/01/15	$1,300	$1,300,000
Minneapolis (City of); Series 2013, Ref. Library Referendum Unlimited Tax GO Bonds	1.00%	12/01/14	1,885	1,896,767
				3,196,767

Missouri–5.72%
Missouri (State of) Development Finance Board (Center of Creative Arts); Series 2004, VRD Cultural Facilities RB (LOC–PNC Bank, N.A.)(a)(b)	0.06%	07/01/24	620	620,000
Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD RB (LOC–FHLB of Chicago)(a)(b)	0.07%	08/01/38	2,745	2,745,000
Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC–FHLB of Des Moines)(a)(b)	0.14%	12/01/19	2,130	2,130,000
St. Louis (City of) Industrial Development Authority (St. Louis Art Museum); Series 2009 B, VRD Cultural Facilities RB (LOC–U.S. Bank, N.A.)(a)(b)	0.04%	12/01/40	4,000	4,000,000
				9,495,000

Nebraska–1.20%
Douglas (County of) Hospital Authority No. 2 (Children’s Hospital Obligated Group); Series 2008 A, Ref. VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(a)(b)	0.04%	08/15/32	1,000	1,000,000
Lancaster (County of) Hospital Authority No. 1 (BryanLGH Medical Center); Series 2008 B-1, Ref. VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.04%	06/01/31	1,000	1,000,000
				2,000,000

Nevada–2.95%
Carson (City of), Nevada (Carson-Tahoe Hospital); Series 2003 B, Hospital RB (LOC–U.S. Bank, N.A.)(a)(b)	0.04%	09/01/33	4,000	4,000,000
Nevada (State of) Housing Division (Golden Apartments); Series 2007, VRD MFH RB (CEP–FHLMC)(a)(e)	0.07%	10/01/37	900	900,000
				4,900,000

New Jersey–0.36%
Gloucester (County of);
Series 2013, Unlimited Tax Go Bonds	1.00%	03/01/14	50	50,000
Series 2013, Unlimited Tax Go Bonds	1.00%	03/01/14	550	550,000
				600,000

North Carolina–6.61%
Alamance (County of) Industrial Facilities & Pollution Control Financing Authority (Pure Flow, Inc.); Series 2001, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(b)(e)	0.19%	07/01/21	450	450,000
Buncombe (County of) Industrial Facilities & Pollution Control Financing Authority (YMCA of Western North Carolina, Inc.); Series 2001, VRD Recreational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.14%	11/01/23	2,630	2,630,000
North Carolina (State of) Capital Facilities Finance Agency (Belmont Abbey College, Inc.); Series 1998, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.14%	06/01/18	945	945,000
North Carolina (State of) Capital Facilities Finance Agency (Montessori School of Raleigh); Series 2003, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.14%	10/01/17	895	895,000
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.06%	09/01/27	4,105	4,105,000
Rockingham (County of) Industrial Facilities & Pollution Control Financing Authority (Pine Hall Brick Co., Inc.); Series 2000, VRD IDR (LOC–Branch Banking & Trust Co.)(a)(b)(e)	0.10%	08/01/20	1,950	1,950,000
				10,975,000

North Dakota–1.60%
Fargo (City of) (Cass Oil Co.); Series 1984, VRD Commercial Development RB (LOC–U.S. Bank, N.A.)(a)(b)	0.14%	12/01/14	2,655	2,655,000

Ohio–3.59%
Columbus (City of); Series 2010 A, Unlimited Tax GO Bonds	4.00%	06/01/14	500	504,824
Cuyahoga (County of), Ohio (The Sisters Charity of St. Augustine Health System, Inc.); Series 2000, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	11/01/30	5,000	5,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Franklin (County of) (Golf Pointe Apartments); Series 2000 B, VRD MFH RB (LOC–FHLB of Indianapolis)(a)(b)(d)(e)	0.11%	01/01/34	$445	$445,000
				5,949,824

Oregon–0.61%
Metro Oregon; Series 2012 B, Ref. Limited Tax GO Bonds	4.00%	06/01/14	1,000	1,009,496

Pennsylvania–3.04%
Allegheny (County of) Industrial Development Authority (Zoological Society of Pittsburgh); Series 1999 A, VRD (LOC–PNC Bank, N.A.)(a)(b)	0.12%	06/01/19	100	100,000
Luzerne (County of) Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC–PNC Bank, N.A.)(a)(b)	0.04%	11/01/26	195	195,000
Luzerne (County of); Series 2004, VRD Unlimited Tax GO Bonds (LOC–PNC Bank, N.A.)(a)(b)	0.05%	11/01/14	100	100,000
Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds Bank PLC)(a)(b)(c)	0.05%	07/01/38	800	800,000
Pennsylvania (State of) Economic Development Financing Authority (Greene Towne School, Inc.); Series 2000 I-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.12%	12/01/25	400	400,000
Pennsylvania (State of) Economic Development Financing Authority (Moshannon Valley Economic Development Partnership, Inc.); Series 2003 A-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)(e)	0.15%	04/01/17	225	225,000
Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Area Independent School Business Officers Association Financing Program); Series 2001 C-2, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.12%	08/01/26	100	100,000
Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Area Independent School Business Officers Association Financing Program-The Crefeld School); Series 2001 E-2, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.12%	12/01/26	450	450,000
Pennsylvania (State of) Economic Development Financing Authority (PMF Industries, Inc.); Series 2006 C-2, VRD RB (LOC–PNC Bank, N.A.)(a)(b)(e)	0.15%	12/01/26	600	600,000
Pennsylvania (State of) Economic Development Financing Authority (Salem Road Properties, L.P.); Series 2007 D-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)(e)	0.09%	12/01/29	900	900,000
Pennsylvania (State of) Economic Development Financing Authority (The Kingsley Association); Series 2006 B-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.12%	08/01/26	275	275,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent College and Universities of Pennsylvania Financing Program-Mount Aloysius College); Series 1998 C-3, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.12%	11/01/18	500	500,000
Philadelphia (City of) Authority for Industrial Development (1100 Walnut Associates); Series 1984, VRD Commercial Development RB (LOC–PNC Bank, N.A.)(a)(b)	0.16%	12/01/14	400	400,000
				5,045,000

South Carolina–5.64%
Hilton Head Island (Town of); Series 2013 A, Unlimited Tax GO Bonds	3.00%	03/01/14	560	560,000
Piedmont Municipal Power Agency; Series 2011 C, Ref. VRD Electric RB (LOC–TD Bank, N.A.)(a)(b)	0.03%	01/01/34	7,400	7,400,000
South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Morris College); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.18%	07/01/17	1,400	1,400,000
				9,360,000

Tennessee–4.32%
Chattanooga (City of), Tennessee Health, Educational & Housing Facility Board (Windridge Apartments); Series 2003 A, Ref. VRD MFH RB (CEP–FNMA)(a)	0.03%	05/15/33	3,175	3,175,000
Marion (County of) Industrial & Environmental Development Board (Valmont Industries); Series 2000, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(b)(e)	0.19%	06/01/25	1,000	1,000,000
Nashville (City of) & Davidson (County of) Metro Government Health & Educational Facilities Board (Vanderbilt University); Series 2013 A, Commercial Paper Notes	0.17%	04/03/14	3,000	3,000,000
				7,175,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–4.30%
Copperas Cove (City of); Series 2011, Contract & Limited Tax GO Bonds	5.00%	08/15/14	$1,000	$1,021,763
Houston (City of); Series G-2, GO Commercial Paper Notes(c)	0.12%	04/08/14	3,000	3,000,000
Tarrant (County of) Housing Finance Corp. (Remington Hill Development); Series 1998, VRD MFH RB (CEP–FNMA)(a)	0.05%	02/15/28	900	900,000
Texas (State of); Series 2013, TRAN	2.00%	08/28/14	2,200	2,219,591
				7,141,354

Utah–0.23%
Sanpete (County of) (Wasatch Academy); Series 2003, VRD School Facility RB (LOC–U.S. Bank, N.A.)(a)(b)	0.14%	08/01/28	375	375,000

Virginia–4.34%
Capital Beltway Funding Corp. of Virginia (I-495 Hot Lanes); Series 2010 C, Ref. VRD Sr. Lien Multi-Modal Toll RB (LOC–National Australia Bank)(a)(b)(c)	0.02%	12/31/47	4,500	4,500,000
Louisa (County of) Industrial Development Authority (University of Virginia Health Services Foundation); Series 2000, VRD Health Services RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.14%	10/01/30	2,700	2,700,000
				7,200,000

Washington–3.85%
Pilchuck Development Public Corp. (Holden McDaniels Partners, LLC); Series 1996, VRD IDR (LOC–Bank of America, N.A.)(a)(b)(d)(e)	0.26%	07/01/21	365	365,000
Washington (State of) Housing Finance Commission (District Council No. 5 Apprenticeship & Training Trust Fund); Series 2006, VRD Non-profit RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.14%	11/01/32	755	755,000
Washington (State of) Housing Finance Commission (LTC Properties, Inc.); Series 1995, VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(b)(e)	0.06%	12/01/15	100	100,000
Washington (State of) Housing Finance Commission (Olympic Heights Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.04%	09/15/20	5,165	5,165,000
				6,385,000

West Virginia–0.06%
Keyser (City of) (Keyser Associates); Series 1989, Ref. VRD IDR (LOC–PNC Bank, N.A.)(a)(b)(d)	0.12%	07/01/14	100	100,000

Wisconsin–4.72%
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.05%	06/01/37	6,600	6,600,000
Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 2000, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.16%	06/01/25	100	100,000
Wisconsin (State of) Health & Educational Facilities Authority (Valley Packaging Industries, Inc.); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.14%	07/01/35	1,140	1,140,056
				7,840,056
TOTAL INVESTMENTS(f)(g)–97.69% (Cost $162,093,808)				162,093,808
OTHER ASSETS LESS LIABILITIES–2.31%				3,836,272
NET ASSETS–100.00%				$165,930,080

Investment Abbreviations:

CEP	– Credit Enhanced Provider
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit

MFH	– Multi-Family Housing
RAN	– Revenue Anticipation Notes
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand
Wts.	– Warrants

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Premier Tax-Exempt Portfolio

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2014.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: other countries less than 5% each: 9.8%.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2014 was $7,118,000, which represented 4.29% of the Fund’s Net Assets.
(e)	Security subject to the alternative minimum tax.
(f)	Also represents cost for federal income tax purposes.
(g)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Wells Fargo Bank, N.A.	22.3%
PNC Bank, N.A.	9.0
U.S. Bancorp	8.6
Toronto Dominion Bank	8.3
JPMorgan Chase Bank, N.A.	7.9
Bank of America, N.A.	5.7

Portfolio Composition by Maturity

In days, as of 2/28/14
1-7	87.5%
8-30	0.0
31-60	3.7
61-90	1.8
91-180	3.7
181+	3.3

The	number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Assets and Liabilities

February 28, 2014

(Unaudited)

	Premier Portfolio	Premier U.S. Government Money Portfolio	Premier Tax-Exempt Portfolio
Assets:
Investments, at value and cost	$7,026,609,308	$729,620,133	$162,093,808
Repurchase agreements, at value and cost	1,783,364,608	749,496,847	—
Total investments, at value and cost	8,809,973,916	1,479,116,980	162,093,808
Cash	9,601	—	2,932,077
Receivable for:
Investments sold	525,000	—	740,060
Fund shares sold	65,927	3,667	2,764
Interest	1,263,548	81,199	160,667
Fund expenses absorbed	—	18,099	3,117
Investment for trustee deferred compensation and retirement plans	—	4,279	—
Total assets	8,811,837,992	1,479,224,224	165,932,493

Liabilities:
Payable for:
Investments purchased	—	24,994,283	—
Fund shares reacquired	285,375	4,689	—
Dividends	150,378	14,561	2,413
Accrued fees to affiliates	497	—	—
Accrued operating expenses	—	1,301	—
Trustee deferred compensation and retirement plans	—	4,279	—
Total liabilities	436,250	25,019,113	2,413
Net assets applicable to shares outstanding	$8,811,401,742	$1,454,205,111	$165,930,080

Net assets consist of:
Shares of beneficial interest	$8,811,354,020	$1,454,105,842	$165,930,102
Undistributed net investment income	117,077	94,793	30,735
Undistributed net realized gain (loss)	(69,355)	4,476	(30,757)
	$8,811,401,742	$1,454,205,111	$165,930,080

Net Assets:
Investor Class	$60,766,744	$20,540,964	$8,637,203
Institutional Class	$8,750,634,998	$1,433,664,147	$157,292,877

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Investor Class	60,766,425	20,539,979	8,637,227
Institutional Class	8,750,590,130	1,433,594,264	157,293,319
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Operations

For the six months ended February 28, 2014

(Unaudited)

	Premier Portfolio	Premier U.S. Government Money Portfolio	Premier Tax-Exempt Portfolio
Investment income:
Interest	$9,993,279	$562,206	$102,278

Expenses:
Advisory fees	11,963,008	1,711,156	214,584
Less: Fees waived and expenses reimbursed	(3,349,930)	(1,280,337)	(133,574)
Net expenses	8,613,078	430,819	81,010
Net investment income	1,380,201	131,387	21,268
Net realized gain from Investment securities	20,081	419	—
Net increase in net assets resulting from operations	$1,400,282	$131,806	$21,268

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Changes in Net Assets

For the six months ended February 28, 2014 and the year ended August 31, 2013

(Unaudited)

	Premier Portfolio		Premier U.S. Government Money Portfolio		Premier Tax-Exempt Portfolio
	February 28, 2014	August 31, 2013	February 28, 2014	August 31, 2013	February 28, 2014	August 31, 2013
Operations:
Net investment income	$1,380,201	$6,673,381	$131,387	$308,814	$21,268	$70,941
Net realized gain (loss)	20,081	34,157	419	4,057	—	(376)
Net increase in net assets resulting from operations	1,400,282	6,707,538	131,806	312,871	21,268	70,565

Distributions to shareholders from net investment income:
Investor Class	(8,476)	(51,080)	(1,873)	(4,142)	(1,129)	(2,094)
Institutional Class	(1,371,538)	(6,622,301)	(128,005)	(304,665)	(20,312)	(38,383)
Total distributions from net investment income	(1,380,014)	(6,673,381)	(129,878)	(308,807)	(21,441)	(40,477)

Share transactions–net:
Investor Class	(215,446)	(5,926,588)	(2,723,761)	530,884	(660,253)	(1,729,124)
Institutional Class	(1,299,151,360)	2,383,845,225	17,309,610	(93,127,096)	(1,378,112)	(61,168,383)
Net increase (decrease) in net assets resulting from share transactions	(1,299,366,806)	2,377,918,637	14,585,849	(92,596,212)	(2,038,365)	(62,897,507)
Net increase (decrease) in net assets	(1,299,346,538)	2,377,952,794	14,587,777	(92,592,148)	(2,038,538)	(62,867,419)

Net assets:
Beginning of year	10,110,748,280	7,732,795,486	1,439,617,334	1,532,209,482	167,968,618	230,836,037
End of year*	$8,811,401,742	$10,110,748,280	$1,454,205,111	$1,439,617,334	$165,930,080	$167,968,618
* Includes accumulated undistributed net investment income	$117,077	$116,890	$94,793	$93,284	$30,735	$30,908

Notes to Financial Statements

February 28, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), formerly AIM Treasurer’s Series Trust, (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust consisting of three separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such portfolio or class.

Premier Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity. Premier U.S. Government Money Portfolio’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity. Premier Tax-Exempt Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.

Each Fund currently consists of two classes of shares: Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Each class of shares is sold at net asset value.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Funds invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

22                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Funds uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of nongovernment securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
I.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

23                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate of 0.25% of such Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Advisor bears all expenses incurred by each Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to each Fund in connection with securities transactions to which such Fund is a party or in connection with securities owned by such Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

Under the terms of a master sub-advisory agreement between the Adviser to each Fund other than Premier U.S. Government Money Portfolio and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2014, to waive advisory fees equal to 0.07% of the average daily net assets of Premier Portfolio and Premier U.S. Government Money Portfolio.

For the six months ended February 28, 2014, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:

Premier Portfolio	$3,349,642
Premier U.S. Government Money Portfolio	479,124
Premier Tax-Exempt Portfolio	—

Further, Invesco and/or Invesco Distributors, Inc. (“IDI”) voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the six months ended February 28, 2014 are shown below:

	Investor Class	Institutional Class
Premier Portfolio	$—	$288
Premier U.S. Government Money Portfolio	12,365	788,848
Premier Tax-Exempt Portfolio	6,951	126,623

The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to each Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to each Fund. Invesco and IIS do not charge the Funds any fees under these agreements.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Investor Class shares and Institutional Class shares, respectively. Invesco and IDI do not charge the Funds any fees under these agreements.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2014, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

24                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2014, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains/(Losses)
Premier Portfolio	$33,106,242	$97,366,418	$—
Premier U.S. Government Money Portfolio	—	—	—
Premier Tax-Exempt Portfolio	97,096,290	97,643,274	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.

Certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. Each Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds below had a capital loss carryforward as of August 31, 2013 which expires as follows:

Capital Loss Carryforward*
	Short-Term		Long-Term	Total*
Fund	08/31/19	Not Subject to Expiration	Not Subject to Expiration
Premier Portfolio	$—	$89,421	$—	$89,421
Premier U.S. Government Money Portfolio	—	—	—	—
Premier Tax-Exempt Portfolio	27,083	3,668	—	30,751

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors.

25                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 8—Share Information

Premier Portfolio

	Summary of Share Activity
	Six months ended February 28, 2014(a)		Year ended August 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Investor Class	16,130,340	$16,130,340	25,049,146	$25,049,146
Institutional Class	17,242,436,523	17,242,436,523	31,884,356,456	31,884,356,456

Issued as reinvestment of dividends:
Investor Class	8,396	8,396	50,442	50,442
Institutional Class	481,310	481,310	1,240,890	1,240,890

Reacquired:
Investor Class	(16,354,182)	(16,354,182)	(31,026,176)	(31,026,176)
Institutional Class	(18,542,069,193)	(18,542,069,193)	(29,501,752,121)	(29,501,752,121)
Net increase (decrease) in share activity	(1,299,366,806)	$(1,299,366,806)	2,377,918,637	$2,377,918,637

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 28% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 52% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco.

Premier U.S. Government Money Portfolio

	Summary of Share Activity
	Six months ended February 28, 2014(a)		Year ended August 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Investor Class	3,140,004	$3,140,004	9,116,637	$9,116,637
Institutional Class	3,540,477,166	3,540,477,166	8,779,780,608	8,779,780,608

Issued as reinvestment of dividends:
Investor Class	1,859	1,859	4,125	4,125
Institutional Class	49,091	49,091	154,716	154,716

Reacquired:
Investor Class	(5,865,624)	(5,865,624)	(8,589,878)	(8,589,878)
Institutional Class	(3,523,216,647)	(3,523,216,647)	(8,873,062,420)	(8,873,062,420)
Net increase (decrease) in share activity	14,585,849	$14,585,849	(92,596,212)	$(92,596,212)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 78.8% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

26                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 8—Share Information—(continued)

Premier Tax-Exempt Portfolio

	Summary of Share Activity
	Six months ended February 28, 2014(a)		Year ended August 31, 2013
	Shares	Amount	Shares	Amount
Sold:
Investor Class	905,581	$905,581	1,920,792	$1,920,792
Institutional Class	145,275,368	145,275,368	159,322,816	159,322,816

Issued as reinvestment of dividends:
Investor Class	1,124	1,124	2,087	2,087
Institutional Class	14,831	14,831	19,669	19,669

Reacquired:
Investor Class	(1,566,958)	(1,566,958)	(3,652,003)	(3,652,003)
Institutional Class	(146,668,311)	(146,668,311)	(220,510,868)	(220,510,868)
Net increase (decrease) in share activity	(2,038,365)	$(2,038,365)	(62,897,507)	$(62,897,507)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 85% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

27                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 9—Financial Highlights

Institutional Class

	Net asset value, beginning of period	Net investment income(a)	Net realized gains on securities	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets
Premier Portfolio
Six months ended 02/28/14	$1.00	$0.00	$0.00	$0.00	$(0.00)	$1.00	0.01%	$8,750,635	0.18	%(c)	0.25	%(c)	0.03	%(c)
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.08	10,049,766	0.18		0.25		0.08
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	1.00	0.11	7,665,881	0.18		0.25		0.11
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	1.00	0.08	4,829,849	0.20		0.25		0.08
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	1.00	0.10	3,844,870	0.22		0.25		0.11
Year ended 08/31/09	1.00	0.01	0.00	0.01	(0.01)	1.00	1.21	3,973,928	0.21		0.28		1.11
Premier U.S. Government Money Portfolio
Six months ended 02/28/14	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	1,433,664	0.06	(c)	0.25	(c)	0.02	(c)
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	1,146,352	0.12		0.25		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	1,509,474	0.11		0.25		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	1,323,445	0.16		0.25		0.02
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	1.00	0.05	1,186,446	0.21		0.25		0.05
Year ended 08/31/09	1.00	0.01	0.00	0.01	(0.01)	1.00	0.83	1,605,671	0.19		0.26		0.60
Premier Tax-Exempt Portfolio
Six months ended 02/28/14	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	157,293	0.09	(c)	0.25	(c)	0.02	(c)
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	1.00	0.03	158,671	0.17		0.25		0.04
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	219,811	0.22		0.25		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	1.00	0.08	329,114	0.24		0.25		0.08
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	1.00	0.15	568,666	0.25		0.25		0.15
Year ended 08/31/09	1.00	0.01	0.00	0.01	(0.01)	1.00	1.13	347,020	0.28		0.28		1.09

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are based on average daily net assets (000’s) of $9,589,887, $1,358,968 and $164,083 for Premier Portfolio, Premier U.S. Government Money Portfolio and Premier Tax-Exempt Portfolio, respectively.

28                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Calculating your ongoing Fund expenses

Example

As a shareholder in the Institutional Class, you incur ongoing costs, such as management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2013 through February 28, 2014.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Institutional Class	Beginning Account Value (09/01/13)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/14)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/14)	Expenses Paid During Period[2]
Premier Portfolio	$1,000.00	$1,000.10	$0.89	$1,023.90	$0.90	0.18%
Premier U.S. Government Money Portfolio	1,000.00	1,000.10	0.30	1,024.50	0.30	0.06
Premier Tax-Exempt Portfolio	1,000.00	1,000.10	0.45	1,024.35	0.45	0.09

[1]	The actual ending account value is based on the actual total return of the Funds for the period September 1, 2013, through February 28, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

29                         AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05460 and 033-19862	CM-I-TST-SAR-2	Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of February 12, 2014, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of February 12, 2014, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

By:	/s/ Karen Dunn Kelley
Karen Dunn Kelley
Principal Executive Officer

Date: May 9, 2014

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Karen Dunn Kelley
Karen Dunn Kelley
Principal Executive Officer

Date: May 9, 2014

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: May 9, 2014

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.